UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22946
Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)
Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)
Registrant's telephone number, including area code:    (301) 296-5100
Date of fiscal year end:  September 30
Date of reporting period: October 1, 2019 – March 31, 2020

Item 1.  Reports to Stockholders.
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

(Unaudited)

Dear Shareholder:

The six-month period ended March 31, 2020, concluded on a somber note. Even though markets performed well for most of the period, the emergence of a novel and highly contagious form of coronavirus in the last weeks of the period adversely impacted global commercial activity and contributed to significant volatility in certain markets, unseen since the great recession of 2008.

As it spread beyond Asia to virtually every country in the world, many governments and businesses instituted quarantines and closures, which has resulted in significant disruption in manufacturing, supply chains, consumer demand and economic activity. The U.S. Federal Reserve responded quickly to provide liquidity in order to ensure that the U.S. markets continued to function efficiently. The fiscal policy included a spending bill worth over $2 trillion to assist consumers, states, small businesses and certain industries. While these actions helped stabilize the market, volatile conditions continued into April.

As discussed in this shareholder report, these events have affected performance of many of our funds (the “Fund” or “Funds”). We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), serves as the investment adviser to the Funds. The Investment Adviser is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm. Guggenheim Funds Distributors, LLC serves as the distributor to the Funds and is also an affiliate of Guggenheim.

Together, we are committed to the safety and prosperity of our clients, our employees, and our shareholders. The resources of the firm are being made fully available not only to support our clients, but also to support our employees and their families.

Please practice the appropriate prudence for the protection not only of your health and that of your friends and loved ones but also for our neighbors and communities. Thank you for the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2020

(Unaudited)

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.
The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies.  Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds' investments and a shareholder’s investment in each Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

The Strategy Funds may not be suitable for all investors. The investments in fixed-income instruments are subject to the possibility that interest rates could rise, causing the value of the holdings and share price to decline. Investors in asset- backed securities, including collateralized loan obligations generally receive payments that are part interest and part return of principal. These payments may vary based on the rate loans are repaid. Some asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices volatile and they are subject to liquidity and valuation risk. CLOs bear similar risks to investing in loans directly. Investments in loans involve special types of risks, including credit, interest rate, counterparty, prepayment, liquidity, and valuation risks. Loans are often below investment grade, may be unrated, and typically offer a fixed or floating interest rate. High yield and unrated debt securities are at a greater risk of default than investment grade bonds and may be less liquid, which may increase volatility. The use of leverage, through borrowings or instruments such as derivatives, may cause the fund to be more volatile and riskier than if it had not been leveraged. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs, all of which are enhanced when investing in emerging markets. In addition, investments in emerging markets are subject to risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. Please read the prospectus for more detailed information regarding these and other risks.

(Unaudited)

ECONOMIC AND MARKET OVERVIEW

The six-month period ended March 31, 2020, was a wild ride for markets. While the U.S. economy was generally in good shape in 2019, recessionary fears rose throughout the year, prompting the U.S. Federal Reserve (the “Fed”) to announce a rate cut on July 31, the first since 2008, amid growing downside risks to policymakers’ baseline growth and inflation forecasts. Key among those risks were slowing global growth, the threat of additional U.S.-China tariffs, and the possible ramifications surrounding Brexit. The Fed subsequently cut rates twice more in 2019, which caused markets to rally toward the end of the year and into early 2020. Stocks reached new highs and credit spreads tightened to historic levels. Since then, the global outbreak of the coronavirus, COVID-19, has been at the center of everything. As of this writing, COVID-19 has spread to 210 countries, resulted in over 2.5 million cases, and caused over 170,000 deaths. Thus far, the U.S. makes up more than 30% of global cases, and 25% of global deaths. States have required the labor force to work from home if possible, individuals to practice social distancing, and non-essential businesses to shut down.

Closures, quarantines, and social distancing efforts have impacted the travel, hospitality, restaurants, and retail industries, with activity down 100% in some areas of the country. Further exacerbating the decline in output will be reduced business investment, which was already stalling due to falling profits, trade conflicts, and political uncertainty. The coronavirus shock and collapse in oil prices will likely further depress capital expenditures.

In response to the crisis, the Federal Open Market Committee cut rates by a further 125 basis points in the first quarter of 2020 and passed a series of stimulus programs. Among these were the Primary and Secondary Market Corporate Credit Facilities, which are lending programs primarily targeting investment-grade corporate bond issuers, implemented in concert with the U.S. Treasury. It was only after the announcement of this program that corporate credit found some relief from the selloff, but we expect this relief may be temporary.

With an alphabet soup of monetary programs targeting relief from the coronavirus impact, fiscal policy has also stepped up to the plate with a spending bill worth over $2 trillion that aims to assist consumers, states, small businesses, and certain industries. There is no question that these programs will help ease the economic fallout from virus containment measures, but even $2 trillion may be too small given the magnitude of the economic shock that we are facing. Additionally, it is far from clear that fiscal measures are an adequate solution to the issue at hand: the physical impediment to consumer spending. Fiscal and monetary policy can do their part, but ultimately it is public health policy that will likely be the greatest determinant of the economic outlook.

For the six months ended March 31, 2020, the Standard & Poor’s 500® (“S&P 500”) Index* returned -12.31%. The decline, while significant, represents something of a recovery in stocks. The S&P 500 peaked at 3,386.15 on February 19, 2020, before plummeting 33.9% to a low of 2,237.40 on March 23, 2020, then recovering some lost ground by the end of the month.

The consensus estimate for S&P 500 earnings per share in 2020 is still around $150. Our research shows S&P 500 earnings per share could fall below $100. Similarly, economists have no way to calibrate how bad the economic data could be based on history. The March U.S. non-farm payrolls report was evidence of this, as it showed a decline in payrolls of 700,000 jobs versus survey expectations of a decline of only 100,000 jobs. We currently expect that second quarter U.S. real gross domestic product (“GDP”) quarter-over-quarter growth could fall by 40% annualized and the unemployment rate could rise to at least 20%. Beyond that, the severity of the crisis depends on containment of the virus and the effectiveness of social

(Unaudited)

distancing measures put in place, but expectations for a quick and sustained V-shaped recovery appear overly optimistic.

For the six months ended March 31, 2020, the MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -16.37%. The return of the MSCI Emerging Markets Index* was -14.45%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 3.33% return for the six-month period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -10.40%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 1.04% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:
The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.
MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.
MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.
S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

Guggenheim Strategy Fund II
PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2020

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	32.0%
Collateralized Mortgage Obligations	30.0%
Corporate Bonds	22.3%
Money Market Fund	12.5%
Repurchase Agreements	3.9%
Municipal Bonds	0.5%
Foreign Government Debt	0.4%
Other Assets & Liabilities, net	(1.6%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2020
	6 Month	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund II	(1.80%)	(0.36%)	1.76%	1.66%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.91%	2.08%	1.12%	0.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
Ocwen Master Advance Receivables Trust, 2.51%	2.8%
Telos CLO Ltd., 3.11%	1.7%
MP CLO VIII Ltd., 2.71%	1.5%
Denali Capital CLO XI Ltd., 2.95%	1.4%
Shackleton VIII CLO Ltd., 2.75%	1.4%
Marathon CLO V Ltd., 2.57%	1.3%
Flagship CLO VIII Ltd., 3.64%	1.3%
CIM Trust, 4.07%	1.2%
Citizens Bank North America/Providence RI, 2.22%	1.2%
Express Scripts Holding Co., 2.33%	1.2%
Top Ten Total	15.0%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Guggenheim Strategy Fund III
PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2020

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	31.3%
Collateralized Mortgage Obligations	31.0%
Corporate Bonds	17.2%
Money Market Fund	13.1%
Commercial Paper	4.4%
Repurchase Agreements	3.8%
Municipal Bonds	0.9%
Foreign Government Debt	0.3%
Other Assets & Liabilities, net	(2.0%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2020
	6 Month	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund III	(1.66%)	(0.21%)	1.97%	1.91%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.91%	2.08%	1.12%	0.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
Ocwen Master Advance Receivables Trust, 2.51%	2.5%
MP CLO VIII Ltd., 2.71%	1.3%
Denali Capital CLO XI Ltd., 2.95%	1.3%
Marathon CLO V Ltd., 2.57%	1.2%
CIM Trust, 4.07%	1.2%
Flagship CLO VIII Ltd., 3.64%	1.2%
Telos CLO Ltd., 3.11%	1.1%
Express Scripts Holding Co., 2.33%	1.0%
Shackleton VIII CLO Ltd., 2.75%	1.0%
General Mills, Inc., 2.38%	1.0%
Top Ten Total	12.8%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Guggenheim Variable Insurance Strategy Fund III
PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2020

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	32.4%
Collateralized Mortgage Obligations	30.2%
Corporate Bonds	18.8%
Money Market Fund	11.8%
Commercial Paper	4.6%
Repurchase Agreements	3.8%
Foreign Government Debt	0.3%
Other Assets & Liabilities, net	(1.9%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2020
	6 Month	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Variable Insurance Strategy Fund III	(2.04%)	(0.59%)	1.92%	1.86%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.91%	2.08%	1.12%	0.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
Ocwen Master Advance Receivables Trust, 2.51%	2.5%
Telos CLO Ltd., 3.11%	1.5%
MP CLO VIII Ltd., 2.71%	1.4%
Denali Capital CLO XI Ltd., 2.95%	1.4%
KVK CLO Ltd., 3.29%	1.3%
Flagship CLO VIII Ltd., 3.64%	1.2%
Marathon CLO V Ltd., 2.57%	1.2%
CIM Trust, 4.07%	1.2%
Banc of America Commercial Mortgage Trust, 1.12%	1.1%
Bank of America Corp., 2.48%	1.1%
Top Ten Total	13.9%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2019 and ending March 31, 2020.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund's inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

	Expense Ratio[1]	Fund Return	Beginning account value September 30, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Strategy Fund II	0.08%	(1.80%)	$1,000.00	$982.00	$0.40
Guggenheim Strategy Fund III	0.08%	(1.66%)	1,000.00	983.40	0.40
Guggenheim Variable Insurance Strategy Fund III	0.17%	(2.04%)	1,000.00	979.60	0.84

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund II	0.08%	5.00%	$1,000.00	$1,024.60	$0.40
Guggenheim Strategy Fund III	0.08%	5.00%	1,000.00	1,024.60	0.40
Guggenheim Variable Insurance Strategy Fund III	0.17%	5.00%	1,000.00	1,024.15	0.86

1	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period September 30, 2019 to March 31, 2020.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MONEY MARKET FUND† - 12.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.51%[1]	41,320,281	$41,320,281
Total Money Market Fund
(Cost $41,320,281)		41,320,281

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 32.0%
Collateralized Loan Obligations - 26.0%
Marathon CLO V Ltd.
2017-5A, 2.57% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	4,410,580	4,240,676
2017-5A, 3.15% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,618,482	1,427,901
Telos CLO Ltd.
2017-6A, 3.11% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	5,610,231	5,555,398
MP CLO VIII Ltd.
2018-2A, 2.71% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	5,034,667	4,871,673
Denali Capital CLO XI Ltd.
2018-1A, 2.95% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	5,000,000	4,693,520
Shackleton VIII CLO Ltd.
2017-8A, 2.75% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	4,778,777	4,594,449
Flagship CLO VIII Ltd.
2018-8A, 3.64% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	5,100,000	4,236,721
Mountain View CLO Ltd.
2018-1A, 2.63% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	3,557,532	3,508,488
GPMT Ltd.
2019-FL2, 2.01% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[2,3]	3,000,000	2,827,228
MidOcean Credit CLO VII
2020-7A, 2.79% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	3,000,000	2,799,860

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.0% (continued)
Collateralized Loan Obligations - 26.0% (continued)
Palmer Square Loan Funding Ltd.
2018-4A, 2.59% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[2,3]	1,961,320	$1,897,125
2019-3A, 2.55% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	861,918	841,391
Golub Capital Partners CLO Ltd.
2018-36A, 3.04% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	3,000,000	2,635,870
Avery Point V CLO Ltd.
2017-5A, 3.34% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[2,3]	3,000,000	2,629,973
THL Credit Wind River CLO Ltd.
2017-2A, 2.70% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	1,417,534	1,374,686
2017-2A, 2.70% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	1,012,524	981,918
2019-1A, 2.71% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	1,027,704	1,022,671
Garrison BSL CLO Ltd.
2018-1A, 2.79% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,550,000	2,392,555
BXMT Ltd.
2020-FL2, 1.95% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[2,3]	2,500,000	2,300,192
Mountain Hawk II CLO Ltd.
2018-2A, 3.42% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	2,307,079	2,285,037
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.13% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,500,000	2,193,425
ACIS CLO Ltd.
2015-6A, 3.35% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	1,286,561	1,277,250

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.0% (continued)
Collateralized Loan Obligations - 26.0% (continued)
2014-3A, 3.27% (3 Month USD LIBOR + 1.51%, Rate Floor: 0.00%) due 02/01/26[2,3]	903,646	$899,734
West CLO Ltd.
2017-1A, 2.74% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	2,175,305	2,160,592
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 2.57% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	2,131,309	2,063,189
Venture XII CLO Ltd.
2018-12A, 2.41% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,989,286	1,923,950
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.72% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,3]	1,950,135	1,889,946
Venture XIV CLO Ltd.
2020-14A, 2.73% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	2,000,000	1,866,484
NewStar Clarendon Fund CLO LLC
2019-1A, 3.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	1,713,177	1,672,431
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.24% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	1,750,000	1,620,730
Newfleet CLO Ltd.
2018-1A, 2.77% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	1,500,000	1,410,259
GoldentTree Loan Management US CLO 1 Ltd.
2020-1A, 2.60% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[2,3]	1,500,000	1,399,520

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.0% (continued)
Collateralized Loan Obligations - 26.0% (continued)
Octagon Investment Partners XIX Ltd.
2017-1A, 2.93% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	1,330,849	$1,329,873
Golub Capital BDC CLO LLC
2018-1A, 3.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,200,000	1,118,975
Oaktree CLO Ltd.
2017-1A, 3.17% (3 Month USD LIBOR + 1.35%) due 10/20/27[2,3]	1,250,000	1,088,367
TICP CLO I Ltd.
2018-1A, 2.62% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	976,704	957,285
LoanCore 2018-CRE1 Issuer Ltd.
2018-CRE1, 2.21% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	1,000,000	889,904
MidOcean Credit CLO IV
2018-4A, 2.63% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	839,853	831,673
Cent CLO Ltd.
2013-19A, 3.11% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	695,485	691,339
BDS Ltd.
2018-FL2, 1.75% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[2,3]	625,095	580,794
BSPRT Issuer Ltd.
2018-FL3, 1.76% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	480,991	452,018
Babson CLO Ltd.
2017-IA, 2.97% (3 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 07/20/25[2,3]	297,655	296,826

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.0% (continued)
Collateralized Loan Obligations - 26.0% (continued)
Golub Capital Partners CLO 17 Ltd.
2017-17A, 3.44% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[2,3]	300,000	$279,238
Total Collateralized Loan Obligations		86,011,134
Financial - 3.7%
Station Place Securitization Trust
2019-5, 1.63% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20†††,2,3,4	2,650,000	2,650,000
2019-6, 1.53% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,2,3	2,350,000	2,350,000
2019-WL1, 1.60% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 08/25/52†††,2,3,4	1,000,000	1,000,000
2019-2, 1.48% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21†††,2,3,4	750,000	750,000
2019-9, 1.63% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,2,3,4	600,000	600,000
Barclays Bank plc
GMTN, 2.18% (1 Month USD LIBOR + 0.60%) due 06/02/20†††,2,3,4	2,050,000	2,050,000
GMTN, 1.67% (1 Month USD LIBOR + 0.68%) due 07/31/20†††,2,3,4	1,950,000	1,950,000
Madison Avenue Secured Funding Trust
2019-1, 2.23% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,2,3,4	800,000	800,000
Total Financial		12,150,000
Transport-Aircraft - 1.2%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,476,359	1,799,616
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,841,485	1,462,195

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.0% (continued)
Transport-Aircraft - 1.2% (continued)
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	1,000,000	$646,800
Total Transport-Aircraft		3,908,611
Transport-Container - 1.1%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	3,033,333	2,849,693
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[2]	925,000	901,647
Total Transport-Container		3,751,340
Total Asset-Backed Securities
(Cost $112,546,088)		105,821,085
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.0%
Residential Mortgage Backed Securities - 28.3%
Ocwen Master Advance Receivables Trust
2019-T1, 2.51% due 08/15/50[2]	9,300,000	9,273,369
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[2]	3,000,000	2,906,755
2019-T5, 2.43% due 10/15/51[2]	2,500,000	2,443,771
2019-T3, 2.51% due 09/15/52[2]	2,550,000	2,430,350
Verus Securitization Trust
2020-1, 2.42% (WAC) due 01/25/60[2,3]	2,947,557	2,829,227
2019-4, 2.64% due 11/25/59[2,5]	2,081,642	2,107,586
2019-4, 2.85% due 11/25/59[2,5]	925,174	936,632
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 1.16% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	2,847,200	2,611,190
2008-BC4, 1.58% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	2,787,257	2,532,509
2006-NC1, 1.10% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	52,675	52,290
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	2,503,411	2,549,190
2018-4A, 1.70% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	2,669,383	2,479,726
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	4,004,775	4,107,761

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.0% (continued)
Residential Mortgage Backed Securities - 28.3% (continued)
Soundview Home Loan Trust
2006-OPT5, 1.09% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	3,390,547	$3,100,473
2006-1, 1.25% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	744,667	722,974
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,883,079	1,903,938
2017-5, 1.55% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	1,899,614	1,832,868
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.33% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[3]	2,900,000	2,722,517
Home Equity Loan Trust
2007-FRE1, 1.14% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	3,213,645	2,680,126
NovaStar Mortgage Funding Trust Series
2007-2, 1.15% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	2,592,398	2,335,910
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	1,518,626	1,445,104
2019-2, 2.70% (WAC) due 09/25/59[2,3]	776,380	744,236
Residential Mortgage Loan Trust 2020-1
2020-1, 2.38% (WAC) due 02/25/24[2,3]	2,225,751	2,129,372
New Residential Mortgage Loan Trust 2020-1
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	2,077,380	2,084,208

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.0% (continued)
Residential Mortgage Backed Securities - 28.3% (continued)
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 1.38% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	2,100,000	$2,021,190
Countrywide Asset-Backed Certificates
2006-6, 1.12% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	2,080,512	1,953,927
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[2,3]	1,432,886	1,416,740
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	443,859	426,616
CSMC Series
2014-2R, 1.83% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	1,059,203	1,003,532
2014-7R, 1.78% (WAC) due 10/27/36[2,3]	850,373	824,563
CIT Mortgage Loan Trust
2007-1, 2.30% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	1,072,268	1,028,655
2007-1, 2.40% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	768,844	757,616
Legacy Mortgage Asset Trust
2018-GS3, 7.00% due 06/25/58[2,5]	1,826,177	1,753,338
Banc of America Funding Trust
2015-R2, 1.21% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,600,000	1,497,519
Angel Oak Mortgage Trust
2020-1, 2.47% (WAC) due 12/25/59[2,3]	1,483,609	1,470,640
Starwood Mortgage Residential
2020-1, 2.28% (WAC) due 02/25/50[2,3]	1,435,341	1,376,942
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	1,216,453	1,194,129

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.0% (continued)
Residential Mortgage Backed Securities - 28.3% (continued)
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 1.09% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	1,246,860	$1,133,278
Morgan Stanley Home Equity Loan Trust
2006-2, 1.23% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	1,146,973	1,076,149
Structured Asset Investment Loan Trust
2005-2, 1.68% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	526,834	507,150
2005-1, 1.67% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	475,369	466,394
Freddie Mac STARC Trust
2020-DNA1, 1.65% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 01/25/50[2,3]	1,000,000	969,802
Alternative Loan Trust
2007-OA7, 1.09% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,247,019	968,924
Citigroup Mortgage Loan Trust
2007-WFH2, 1.35% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	1,000,000	963,294
Connecticut Avenue Securities Trust
2019-R07, 1.72% (1 Month USD LIBOR + 0.77%, Rate Floor: 0.00%) due 10/25/39[2,3]	955,875	932,234
2019-R05, 1.70% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.00%) due 07/25/39[2,3]	29,598	29,284
Freddie Mac STACR REMIC Trust
2020-DNA2, 1.70% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 02/25/50[2,3]	1,000,000	952,312

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.0% (continued)
Residential Mortgage Backed Securities - 28.3% (continued)
Connecticut Avenue Securities Trust
2020-R01, 1.75% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 01/25/40[2,3]	989,541	$946,153
Encore Credit Receivables Trust
2005-4, 1.61% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.44%) due 01/25/36[3]	918,726	902,076
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 1.67% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 07/25/34[3]	929,971	874,647
Starwood Mortgage Residential Trust
2019-1, 2.94% (WAC) due 06/25/49[2,3]	871,873	866,045
HarborView Mortgage Loan Trust
2006-14, 0.90% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,008,539	786,591
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[2,3]	765,403	737,876
Nationstar Home Equity Loan Trust
2007-B, 1.17% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	775,184	734,533
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[2,3]	737,473	704,348
FBR Securitization Trust
2005-2, 1.70% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	712,456	683,997
GSAMP Trust
2005-HE6, 1.39% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	688,272	679,799

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.0% (continued)
Residential Mortgage Backed Securities - 28.3% (continued)
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	652,919	$644,723
Freddie Mac STACR Trust
2019-DNA4, 1.65% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/25/49[2,3]	554,057	546,636
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 1.45% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.25%) due 12/25/35[3]	506,262	489,886
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	288,512	285,328
Total Residential Mortgage Backed Securities		93,568,948
Commercial Mortgage Backed Securities - 1.7%
Citigroup Commercial Mortgage Trust
2018-C6, 0.79% (WAC) due 11/10/51[3,6]	49,074,158	2,616,144
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.65% (WAC) due 06/15/51[3,6]	49,828,699	1,800,226
Benchmark Mortgage Trust
2019-B14, 0.79% (WAC) due 12/15/62[3,6]	24,970,153	1,264,079
Total Commercial Mortgage Backed Securities		5,680,449
Total Collateralized Mortgage Obligations
(Cost $102,919,259)		99,249,397
CORPORATE BONDS†† - 22.3%
Financial - 13.9%
Citizens Bank North America/Providence RI
2.22% (3 Month USD LIBOR + 0.57%) due 05/26/20[3]	3,830,000	3,804,526
Credit Agricole S.A.
1.87% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	3,800,000	3,790,248
HSBC Holdings plc
2.29% (3 Month USD LIBOR + 0.60%) due 05/18/21[3]	3,800,000	3,722,228
Goldman Sachs Group, Inc.
1.94% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	2,660,000	2,658,078
3.45% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,000,000	979,577

	Face
	Amount~	Value
CORPORATE BONDS†† - 22.3% (continued)
Financial - 13.9% (continued)
Lloyds Bank plc
2.23% (3 Month USD LIBOR + 0.49%) due 05/07/21[3]	3,850,000	$3,627,076
Australia & New Zealand Banking Group Ltd.
2.57% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	3,675,000	3,625,538
Capital One Financial Corp.
2.22% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	2,525,000	2,486,389
2.47% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	1,100,000	1,098,582
Wells Fargo & Co.
2.66% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	3,150,000	3,089,385
Bank of America Corp.
2.48% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	2,435,000	2,394,653
AvalonBay Communities, Inc.
2.26% (3 Month USD LIBOR + 0.43%) due 01/15/21[3]	2,350,000	2,312,675
Sumitomo Mitsui Financial Group, Inc.
2.68% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	2,158,000	2,134,828
UBS Group AG
3.62% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	1,875,000	1,836,289
Santander UK plc
2.20% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	1,790,000	1,669,804
JPMorgan Chase & Co.
2.26% (3 Month USD LIBOR + 0.68%) due 06/01/21[3]	1,200,000	1,192,808
AXIS Specialty Finance LLC
5.88% due 06/01/20	1,100,000	1,107,779
UBS AG
1.58% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	1,000,000	996,795
Citigroup, Inc.
2.76% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	750,000	744,563
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[2]	680,000	679,751
Svenska Handelsbanken AB
3.35% due 05/24/21	594,000	601,139
Mitsubishi UFJ Financial Group, Inc.
3.46% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	336,000	334,202
Essex Portfolio, LP
5.20% due 03/15/21	300,000	304,905
American Tower Corp.
2.80% due 06/01/20	250,000	248,036

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 22.3% (continued)
Financial - 13.9% (continued)
Assurant, Inc.
2.48% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	234,000	$234,000
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	205,254
Total Financial		45,879,108
Consumer, Non-cyclical - 5.3%
Express Scripts Holding Co.
2.33% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,825,000	3,791,938
General Mills, Inc.
2.38% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,650,000	3,553,492
Sysco Corp.
5.65% due 04/01/25	2,450,000	2,550,597
Zimmer Biomet Holdings, Inc.
1.80% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	2,000,000	1,975,893
CVS Health Corp.
1.72% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,500,000	1,469,208
Mondelez International, Inc.
3.00% due 05/07/20	1,200,000	1,188,000
AbbVie, Inc.
2.05% (3 Month USD LIBOR + 0.35%) due 05/21/21[2,3]	1,150,000	1,117,218
Global Payments, Inc.
3.80% due 04/01/21	1,100,000	1,106,890
Quest Diagnostics, Inc.
4.70% due 04/01/21	378,000	382,351
Coca-Cola European Partners plc
3.50% due 09/15/20	300,000	302,843
Constellation Brands, Inc.
2.25% due 11/06/20	40,000	39,775
Total Consumer, Non-cyclical		17,478,205
Industrial - 1.8%
Siemens Financieringsmaatschappij N.V.
1.35% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	2,160,000	2,066,925
Aviation Capital Group LLC
2.88% due 01/20/22[2]	1,300,000	1,175,181
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	1,100,000	1,100,143
Rolls-Royce plc
2.38% due 10/14/20[2]	1,100,000	1,036,603
Textron, Inc.
2.28% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	650,000	650,031

	Face
	Amount~	Value
CORPORATE BONDS†† - 22.3% (continued)
Industrial - 1.8% (continued)
Tyco Electronics Group S.A.
4.88% due 01/15/21	40,000	$40,766
Total Industrial		6,069,649
Energy - 0.7%
Phillips 66
2.25% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,100,000	1,028,975
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	900,000	873,034
Marathon Petroleum Corp.
3.40% due 12/15/20	170,000	168,414
5.13% due 03/01/21	120,000	116,347
Total Energy		2,186,770
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
1.83% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	1,100,000	1,100,933
Communications - 0.2%
ViacomCBS, Inc.
4.75% due 05/15/25	810,000	813,782
Consumer, Cyclical - 0.1%
Marriott International, Inc.
1.65% (3 Month USD LIBOR + 0.65%) due 03/08/21[3]	600,000	512,896
Total Corporate Bonds
(Cost $75,545,262)		74,041,343
MUNICIPAL BONDS†† - 0.5%
New York - 0.4%
Triborough Bridge & Tunnel Authority Revenue Bonds
0.87% (VRDN) due 01/01/33[8]	570,000	570,000
City of New York New York General Obligation Unlimited
0.80% (VRDN) due 03/01/42[8]	340,000	340,000
0.75% (VRDN) due 03/01/40[8]	100,000	100,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
0.80% (VRDN) due 02/01/45[8]	340,000	340,000
0.75% (VRDN) due 02/01/45[8]	90,000	90,000
Total New York		1,440,000
Illinois - 0.1%
Illinois Finance Authority Revenue Bonds
0.75% (VRDN) due 08/15/42[8]	140,000	140,000
Pennsylvania - 0.0%
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
0.75% (VRDN) due 07/01/41[8]	50,000	50,000
Total Municipal Bonds
(Cost $1,630,000)		1,630,000

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 0.4%
Government of Japan
0.10% due 04/15/20	JPY 137,400,000	$1,278,063
Total Foreign Government Debt
(Cost $1,271,666)		1,278,063
REPURCHASE AGREEMENTS††,7 - 3.9%
Societe Generale
issued 03/09/20 at 2.18% due 04/01/20	5,503,630	5,503,630
issued 07/09/19 at 2.27% due 04/01/20	2,021,827	2,021,827
issued 03/09/20 at 1.30% due 04/01/20	2,000,000	2,000,000
issued 07/26/19 at 2.18% due 04/01/20	1,800,000	1,800,000

	Face
	Amount~	Value
REPURCHASE AGREEMENTS††,7 - 3.9% (continued)
issued 10/25/19 at 2.27% due 04/01/20	999,992	$999,992
issued 12/06/19 at 1.18% due 04/01/20	500,000	500,000
issued 03/09/20 at 2.27% due 04/01/20	147,236	147,236
Total Repurchase Agreements
(Cost $12,972,685)		12,972,685
Total Investments - 101.6%
(Cost $348,205,241)		$336,312,854
Other Assets & Liabilities, net - (1.6)%		(5,384,159)
Total Net Assets - 100.0%		$330,928,695

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Fixed Income Index Swap Agreements††
Bank of America, N.A.	iShares Core U.S. Aggregate Bond ETF	1.40%	At Maturity	05/21/20	17,450	$2,013,207	$93,183

OTC Fixed Income Index Swap Agreements Sold Short††
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(1.88%) (3 Month USD LIBOR + 0.18%)	At Maturity	05/21/20	17,450	2,013,207	(16,752)

OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.20% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	$1,688,064	1,130

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2020	Unrealized Appreciation
Citibank N.A., New York	21,740,000	BRL	07/01/20	$5,429,049	$4,180,849	$1,248,200
JPMorgan Chase Bank, N.A.	12,900,000	BRL	07/01/21	3,090,111	2,438,587	651,524
Morgan Stanley Capital Services LLC	9,350,000	BRL	04/01/20	2,294,365	1,801,298	493,067
Citibank N.A., New York	8,890,000	BRL	07/01/21	2,156,966	1,680,547	476,419
Goldman Sachs International	5,020,000	BRL	07/01/20	1,303,557	965,403	338,154
Citibank N.A., New York	27,290,000	MXN	04/02/20	1,388,203	1,150,496	237,707
Citibank N.A., New York	559,279,500	JPY	07/01/21	5,506,996	5,279,321	227,675

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Goldman Sachs International	18,800,000	MXN	05/21/20	1,000,740	787,050	213,690
Barclays Bank plc	518,259,000	JPY	07/01/21	5,095,458	4,892,108	203,350
Citibank N.A., New York	21,220,000	MXN	04/23/20	1,084,843	891,967	192,876
Goldman Sachs International	3,432,000	EUR	04/30/20	3,935,818	3,787,656	148,162
Citibank N.A., New York	12,230,000	MXN	04/08/20	622,582	515,161	107,421
Goldman Sachs International	2,407,925	EUR	07/30/21	2,797,106	2,695,064	102,042
Goldman Sachs International	18,462,217	ILS	02/01/21	5,395,597	5,300,135	95,462
Barclays Bank plc	9,580,000	MXN	04/08/20	494,819	403,536	91,283
JPMorgan Chase Bank, N.A.	2,135,900	EUR	07/30/21	2,465,191	2,390,600	74,591
JPMorgan Chase Bank, N.A.	392,196,000	JPY	09/01/20	3,727,993	3,670,282	57,711
Citibank N.A., New York	365,182,500	JPY	06/01/20	3,454,765	3,406,061	48,704
Citibank N.A., New York	5,130,800	ILS	04/30/21	1,519,696	1,475,758	43,938
Bank of America, N.A.	4,696,500	ILS	04/30/21	1,390,766	1,350,842	39,924
Goldman Sachs International	860,000	BRL	07/01/21	201,476	162,573	38,903
Deutsche Bank AG	2,058,350,127	KRW	08/04/21	1,755,373	1,717,819	37,554
Goldman Sachs International	3,270,500	ILS	01/31/22	968,617	938,914	29,703
Bank of America, N.A.	666,528	EUR	06/15/20	766,490	736,931	29,559
Goldman Sachs International	565,920	EUR	06/15/20	651,136	625,696	25,440
Bank of America, N.A.	160,080,000	JPY	06/22/20	1,514,045	1,494,367	19,678
Bank of America, N.A.	137,468,700	JPY	04/15/20	1,296,642	1,279,565	17,077
Goldman Sachs International	1,727,100	ILS	04/30/21	506,269	496,761	9,508
JPMorgan Chase Bank, N.A.	58,129,050	JPY	06/01/20	549,398	542,170	7,228
Bank of America, N.A.	316,500	ILS	01/31/22	93,834	90,863	2,971
Goldman Sachs International	6,471,171	JPY	06/22/20	61,242	60,409	833
Goldman Sachs International	17,925	EUR	07/30/20	20,375	19,847	528
Citibank N.A., New York	50,939	ILS	04/30/20	14,868	14,399	469
Bank of America, N.A.	46,627	ILS	04/30/20	13,591	13,180	411
JPMorgan Chase Bank, N.A.	15,900	EUR	07/30/20	17,967	17,605	362
Citibank N.A., New York	279,500	JPY	01/04/21	2,727	2,625	102
Deutsche Bank AG	5,495,127	KRW	08/05/20	4,631	4,535	96
Deutsche Bank AG	5,375,668	KRW	05/11/20	4,515	4,419	96
Deutsche Bank AG	5,495,127	KRW	02/04/21	4,659	4,565	94
Deutsche Bank AG	5,495,127	KRW	11/04/20	4,645	4,551	94
Goldman Sachs International	17,147	ILS	04/30/20	4,941	4,847	94
Deutsche Bank AG	5,315,938	KRW	05/07/21	4,519	4,428	91
Barclays Bank plc	259,000	JPY	01/04/21	2,523	2,433	90
Citibank N.A., New York	279,500	JPY	07/01/20	2,700	2,610	90
Bank of America, N.A.	16,500	ILS	02/01/21	4,821	4,737	84
Barclays Bank plc	259,000	JPY	07/01/20	2,499	2,419	80
						$5,313,135

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	18,478,762	ILS	02/01/21	$5,179,695	$5,304,883	$125,188
Goldman Sachs International	5,777,200	ILS	04/30/21	1,611,313	1,661,681	50,368
Citibank N.A., New York	160,080,000	JPY	06/22/20	1,452,434	1,494,367	41,933
Goldman Sachs International	3,587,000	ILS	01/31/22	995,283	1,029,776	34,493
JPMorgan Chase Bank, N.A.	5,777,200	ILS	04/30/21	1,627,839	1,661,681	33,842
JPMorgan Chase Bank, N.A.	6,471,171	JPY	06/22/20	58,468	60,409	1,941
Goldman Sachs International	57,357	ILS	04/30/20	15,763	16,213	450
JPMorgan Chase Bank, N.A.	57,357	ILS	04/30/20	15,935	16,213	278
JPMorgan Chase Bank, N.A.	538,500	JPY	07/01/20	5,196	5,029	(167)
JPMorgan Chase Bank, N.A.	538,500	JPY	01/04/21	5,228	5,058	(170)
Goldman Sachs International	33,825	EUR	07/30/20	38,373	37,453	(920)
JPMorgan Chase Bank, N.A.	1,232,448	EUR	06/15/20	1,387,322	1,362,627	(24,695)
JPMorgan Chase Bank, N.A.	7,588,000	BRL	07/01/21	1,470,543	1,434,419	(36,124)
Citibank N.A., New York	15,062,000	BRL	07/01/21	2,888,505	2,847,288	(41,217)
Goldman Sachs International	3,432,000	EUR	04/30/20	3,857,201	3,787,656	(69,545)
Citibank N.A., New York	423,311,550	JPY	06/01/20	4,063,993	3,948,231	(115,762)
Goldman Sachs International	26,760,000	BRL	07/01/20	5,265,061	5,146,252	(118,809)
Goldman Sachs International	4,543,825	EUR	07/30/21	5,214,039	5,085,664	(128,375)
JPMorgan Chase Bank, N.A.	392,196,000	JPY	09/01/20	3,799,097	3,670,282	(128,815)
Goldman Sachs International	18,800,000	MXN	05/21/20	937,899	787,050	(150,849)
Morgan Stanley Capital Services LLC	9,350,000	BRL	04/01/20	1,997,175	1,801,299	(195,876)
Goldman Sachs International	21,220,000	MXN	04/23/20	1,100,537	891,967	(208,570)
Goldman Sachs International	21,810,000	MXN	04/08/20	1,134,501	918,697	(215,804)
Goldman Sachs International	27,290,000	MXN	04/02/20	1,420,882	1,150,496	(270,386)
JPMorgan Chase Bank, N.A.	1,077,538,500	JPY	07/01/21	10,521,296	10,171,429	(349,867)
						$(1,767,458)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Rate indicated is the 7-day yield as of March 31, 2020.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $185,181,150 (cost $193,640,903), or 56.0% of total net assets.

3
Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

4	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amounts to $9,800,000, (cost $9,800,000) or 3.0% of total net assets.
5
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2020. See table below for additional step information for each security.

6	Security is an interest-only strip.
7
Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

8
The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at March 31, 2020.

BRL — Brazilian Real
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
VRDN — Variable Rate Demand Note
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$41,320,281	$—	$—	$41,320,281
Asset-Backed Securities	—	93,671,085	12,150,000	105,821,085
Collateralized Mortgage Obligations	—	99,249,397	—	99,249,397
Corporate Bonds	—	74,041,343	—	74,041,343
Municipal Bonds	—	1,630,000	—	1,630,000
Foreign Government Debt	—	1,278,063	—	1,278,063
Repurchase Agreements	—	12,972,685	—	12,972,685
Total Return Swap Agreements**	—	94,313	—	94,313
Forward Foreign Currency Exchange Contracts**	—	5,601,628	—	5,601,628
Total Assets	$41,320,281	$288,538,514	$12,150,000	$342,008,795

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Total Return Swap Agreements**	$—	$16,752	—	$16,752
Forward Foreign Currency Exchange Contracts**	—	2,055,951	$—	2,055,951
Total Liabilities	$—	$2,072,703	$—	$2,072,703

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at March 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$9,800,000	Model Price	Purchase Price	—	—
Asset-Backed Securities	2,350,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Total	$12,150,000

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2020, the Fund had securities with a total value of $4,400,000 transfer from Level 2 to Level 3 to due to lack of observable inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2020:

Assets
Asset-Backed Securities
Beginning Balance	$5,000,000
Purchases/(Receipts)	2,750,000
(Sales, maturities and paydowns)/Fundings
Amortization of discount/premiums	-
Total realized gains or losses included in earnings	-
Total change in unrealized appreciation (depreciation) included in earnings	-
Transfers into Level 3	4,400,000
Ending Balance	$12,150,000
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2020	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Final Reset Rate	Final Reset Date
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—

Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 31, 2020, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Societe Generale			Connecticut Avenue Securities Trust
1.18% - 2.27%			3.25%
04/01/20	$12,972,685	$13,054,664	08/25/31	$7,177,000	$5,939,685

			Cash Collateral	3,617,000	3,617,000

			Freddie Mac Structured Agency Credit Risk Debt Notes
			3.25%
			09/25/30	2,232,065	1,879,845

			Fannie Mae Connecticut Avenue Securities
			3.50%
			12/25/30	1,250,000	1,024,625

			BXP Trust
			4.70%
			11/15/34	1,257,000	1,021,690

			NYT Mortgage Trust
			4.66%
			12/15/35	1,243,000	930,137

			Citigroup Commercial Mortgage Trust
			3.50%
			12/15/36	1,250,000	796,250

			Waikiki Beach Hotel Trust
			3.79%
			12/15/33	1,247,000	779,749

			Hilton USA Trust
			4.33%
			11/05/38	609,000	336,777
				$19,882,065	$16,325,758

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MONEY MARKET FUND† - 13.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.51%[1]	39,407,423	$39,407,423
Total Money Market Fund
(Cost $39,407,423)		39,407,423

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.3%
Collateralized Loan Obligations - 25.2%
Garrison BSL CLO Ltd.
2018-1A, 3.49% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	3,000,000	2,604,852
2018-1A, 2.79% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,100,000	1,970,339
Marathon CLO V Ltd.
2017-5A, 2.57% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	3,755,208	3,610,550
2017-5A, 3.15% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	688,716	607,618
MP CLO VIII Ltd.
2018-2A, 2.71% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	4,146,196	4,011,966
Denali Capital CLO XI Ltd.
2018-1A, 2.95% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	4,250,000	3,989,492
Flagship CLO VIII Ltd.
2018-8A, 3.64% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	4,200,000	3,489,065
Telos CLO Ltd.
2017-6A, 3.11% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	3,244,471	3,212,760
Shackleton VIII CLO Ltd.
2017-8A, 2.75% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	3,185,851	3,062,966
THL Credit Wind River CLO Ltd.
2017-2A, 2.70% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	2,227,553	2,160,220

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.3% (continued)
Collateralized Loan Obligations - 25.2% (continued)
2019-1A, 2.71% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	880,889	$876,575
Mountain View CLO Ltd.
2018-1A, 2.63% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	2,832,850	2,793,796
MidOcean Credit CLO IV
2018-4A, 2.63% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	2,519,558	2,495,020
MidOcean Credit CLO VII
2020-7A, 2.79% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	2,500,000	2,333,217
Golub Capital Partners CLO Ltd.
2018-36A, 3.04% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	2,500,000	2,196,558
GPMT Ltd.
2019-FL2, 2.01% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[2,3]	2,250,000	2,120,421
BXMT Ltd.
2020-FL2, 1.95% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[2,3]	2,250,000	2,070,173
Oaktree CLO Ltd.
2017-1A, 2.69% (3 Month USD LIBOR + 0.87%) due 10/20/27[2,3]	2,000,000	1,943,531
Mountain Hawk II CLO Ltd.
2018-2A, 3.42% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	1,922,566	1,904,198
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.13% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,000,000	1,754,740
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 2.57% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	1,809,602	1,751,764

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.3% (continued)
Collateralized Loan Obligations - 25.2% (continued)
Venture XIV CLO Ltd.
2020-14A, 2.73% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	1,750,000	$1,633,174
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.72% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,3]	1,603,444	1,553,955
Crown Point CLO III Ltd.
2017-3A, 2.74% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[2,3]	787,676	776,472
2017-3A, 3.28% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	850,000	745,201
Newfleet CLO Ltd.
2018-1A, 2.77% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	1,500,000	1,410,259
West CLO Ltd.
2017-1A, 2.74% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	1,376,213	1,366,905
NewStar Clarendon Fund CLO LLC
2019-1A, 3.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	1,370,542	1,337,945
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.24% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	1,442,000	1,335,482
Golub Capital BDC CLO LLC
2018-1A, 3.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,400,000	1,305,471
GoldentTree Loan Management US CLO 1 Ltd.
2020-1A, 2.60% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[2,3]	1,250,000	1,166,267
Venture XII CLO Ltd.
2018-12A, 2.41% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,155,069	1,117,132

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.3% (continued)
Collateralized Loan Obligations - 25.2% (continued)
Avery Point V CLO Ltd.
2017-5A, 2.82% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[2,3]	1,005,262	$981,509
TICP CLO I Ltd.
2018-1A, 2.62% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	976,704	957,285
ACIS CLO Ltd.
2015-6A, 3.35% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	643,281	638,625
2014-3A, 3.27% (3 Month USD LIBOR + 1.51%, Rate Floor: 0.00%) due 02/01/26[2,3]	314,312	312,951
Steele Creek CLO Ltd.
2018-1RA, 2.47% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 04/21/31[2,3]	950,000	941,693
LoanCore Issuer Ltd.
2018-CRE1, 2.21% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	1,000,000	889,904
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.09% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[2,3]	1,000,000	878,445
Palmer Square Loan Funding Ltd.
2019-3A, 2.55% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	861,918	841,391
Jackson Mill CLO Ltd.
2018-1A, 3.68% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[2,3]	1,000,000	826,381
Octagon Investment Partners XIX Ltd.
2017-1A, 2.93% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	762,804	762,244
BDS Ltd.
2018-FL2, 1.75% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[2,3]	625,095	580,794

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.3% (continued)
Collateralized Loan Obligations - 25.2% (continued)
BSPRT Issuer Ltd.
2018-FL3, 1.76% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	480,991	$452,018
Cent CLO Ltd.
2013-19A, 3.11% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	425,019	422,485
Dryden XXV Senior Loan Fund
2017-25A, 3.18% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	479,956	417,337
Monroe Capital CLO Ltd.
2017-1A, 3.15% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[2,3]	417,215	409,583
AIMCO CLO
2018-AA, 2.39% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	337,500	336,365
Seneca Park CLO Ltd.
2017-1A, 2.96% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	259,399	258,307
Babson CLO Ltd.
2017-IA, 2.97% (3 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 07/20/25[2,3]	255,133	254,422
Golub Capital Partners CLO 17 Ltd.
2017-17A, 3.44% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[2,3]	250,000	232,698
Total Collateralized Loan Obligations		76,102,521
Financial - 3.2%
Station Place Securitization Trust
2019-6, 1.53% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,2,3	1,900,000	1,900,000
2019-WL1, 1.60% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 08/25/52†††,2,3,4	1,500,000	1,500,000
2019-5, 1.63% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20†††,2,3,4	1,000,000	1,000,000

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.3% (continued)
Financial - 3.2% (continued)
2019-2, 1.48% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21†††,2,3,4	700,000	$700,000
2019-9, 1.63% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,2,3,4	500,000	500,000
Barclays Bank plc
GMTN, 2.18% (1 Month USD LIBOR + 0.60%) due 06/02/20†††,2,3,4	1,700,000	1,700,000
GMTN, 1.67% (1 Month USD LIBOR + 0.68%) due 07/31/20†††,2,3,4	1,650,000	1,650,000
Madison Avenue Secured Funding Trust
2019-1, 2.23% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,2,3,4	650,000	650,000
Total Financial		9,600,000
Transport-Aircraft - 1.1%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,063,632	1,499,680
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,622,261	1,288,124
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	1,000,000	646,801
Total Transport-Aircraft		3,434,605
Transport-Container - 1.1%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	2,600,000	2,442,594
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[2]	847,917	826,510
Total Transport-Container		3,269,104
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	2,250,000	2,090,949
Total Asset-Backed Securities
(Cost $100,764,890)		94,497,179
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.0%
Residential Mortgage Backed Securities - 28.6%
Ocwen Master Advance Receivables Trust
2019-T1, 2.51% due 08/15/50[2]	7,500,000	7,478,523

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.0% (continued)
Residential Mortgage Backed Securities - 28.6% (continued)
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[2]	2,500,000	$2,422,295
2019-T5, 2.43% due 10/15/51[2]	2,250,000	2,199,394
2019-T3, 2.51% due 09/15/52[2]	2,100,000	2,001,465
New Residential Mortgage Loan Trust
2018-4A, 1.70% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	2,372,785	2,204,201
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	2,108,136	2,146,687
2017-5A, 2.45% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[3]	811,538	768,993
Verus Securitization Trust
2020-1, 2.42% (WAC) due 01/25/60[2,3]	2,456,298	2,357,689
2019-4, 2.64% due 11/25/59[2,5]	1,850,348	1,873,410
2019-4, 2.85% due 11/25/59[2,5]	925,174	936,632
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,566,125	1,583,472
2017-5, 1.55% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	1,598,088	1,541,936
2017-6, 2.75% (WAC) due 10/25/57[2,3]	1,411,952	1,413,054
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 1.16% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	2,349,259	2,154,525
2008-BC4, 1.58% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	1,776,876	1,614,474
2006-NC1, 1.10% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	30,100	29,880
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	3,423,437	3,511,474

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.0% (continued)
Residential Mortgage Backed Securities - 28.6% (continued)
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 1.09% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	3,580,941	$3,236,752
Soundview Home Loan Trust
2006-OPT5, 1.09% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	2,261,972	2,068,452
2006-1, 1.25% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	788,226	765,265
Freddie Mac STACR Trust
2020-DNA1, 1.65% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 01/25/50[2,3]	1,000,000	969,802
2020-DNA2, 1.70% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 02/25/50[2,3]	1,000,000	952,311
2019-DNA4, 1.65% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/25/49[2,3]	443,246	437,309
Home Equity Loan Trust
2007-FRE1, 1.14% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	2,712,354	2,262,058
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.33% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[3]	2,350,000	2,206,177
NovaStar Mortgage Funding Trust Series
2007-2, 1.15% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	2,112,324	1,903,334
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[2,3]	1,978,445	1,892,775
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 1.44% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	2,000,000	1,863,824

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.0% (continued)
Residential Mortgage Backed Securities - 28.6% (continued)
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	1,196,118	$1,147,452
2019-1, 2.94% (WAC) due 06/25/49[2,3]	713,351	708,582
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[2,3]	1,432,886	1,416,740
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	443,859	426,616
Connecticut Avenue Securities Trust
2020-R01, 1.75% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 01/25/40[2,3]	989,541	946,153
2019-R07, 1.72% (1 Month USD LIBOR + 0.77%, Rate Floor: 0.00%) due 10/25/39[2,3]	868,977	847,485
2019-R05, 1.70% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.00%) due 07/25/39[2,3]	23,679	23,427
New Residential Mortgage Loan Trust 2020-1
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	1,746,887	1,752,630
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 1.38% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,800,000	1,732,449
Nationstar Home Equity Loan Trust
2007-B, 1.17% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	1,574,221	1,491,667
Encore Credit Receivables Trust 2005-2
2005-2, 1.68% (1 Month USD LIBOR + 0.74%, Rate Cap/Floor: 13.00%/0.49%) due 09/25/35[3]	1,590,000	1,491,602
CSMC Series
2014-2R, 1.83% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	768,776	728,370

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.0% (continued)
Residential Mortgage Backed Securities - 28.6% (continued)
2014-7R, 1.78% (WAC) due 10/27/36[2,3]	728,891	$706,768
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,5]	1,460,942	1,402,671
HarborView Mortgage Loan Trust
2006-14, 0.90% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,664,089	1,297,876
Banc of America Funding Trust
2015-R2, 1.21% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,350,000	1,263,531
Angel Oak Mortgage Trust 2020-1
2020-1, 2.47% (WAC) due 12/25/59[2,3]	1,236,341	1,225,533
Countrywide Asset-Backed Certificates
2006-6, 1.12% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	1,263,168	1,186,313
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	1,242,513	1,182,358
CIT Mortgage Loan Trust
2007-1, 2.30% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	673,020	645,645
2007-1, 2.40% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	405,343	399,423
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	995,280	977,015
Citigroup Mortgage Loan Trust 2007-WFHE2
2007-WFH2, 1.35% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	1,000,000	963,294
Park Place Securities Incorporated Asset Backed Pass Through Certificates Series
2005-WHQ3, 1.89% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[3]	1,000,000	944,810

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.0% (continued)
Residential Mortgage Backed Securities - 28.6% (continued)
Morgan Stanley Home Equity Loan Trust
2006-2, 1.23% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	963,457	$903,965
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 1.67% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 07/25/34[3]	929,971	874,647
Alternative Loan Trust
2007-OA7, 1.09% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,039,182	807,436
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[2,3]	737,473	704,348
FBR Securitization Trust
2005-2, 1.70% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	712,456	683,997
Structured Asset Investment Loan Trust
2005-2, 1.68% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	307,320	295,838
2005-1, 1.67% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	269,376	264,290
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	537,698	530,948
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 1.45% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.25%) due 12/25/35[3]	506,262	489,886
GSAMP Trust
2005-HE6, 1.39% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	494,695	488,606

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.0% (continued)
Residential Mortgage Backed Securities - 28.6% (continued)
Encore Credit Receivables Trust
2005-4, 1.61% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.44%) due 01/25/36[3]	470,046	$461,527
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	240,566	237,911
Total Residential Mortgage Backed Securities		86,447,972
Commercial Mortgage Backed Securities - 2.4%
Morgan Stanley Capital I Trust
2018-H3, 0.83% (WAC) due 07/15/51[3,6]	55,524,966	2,779,779
Citigroup Commercial Mortgage Trust
2018-C6, 0.79% (WAC) due 11/10/51[3,6]	43,406,018	2,313,975
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.65% (WAC) due 06/15/51[3,6]	33,301,603	1,203,130
Aventura Mall Trust
2013-AVM, 3.74% (WAC) due 12/05/32[2,3]	845,000	834,274
Total Commercial Mortgage Backed Securities		7,131,158
Total Collateralized Mortgage Obligations
(Cost $97,179,993)		93,579,130
CORPORATE BONDS†† - 17.2%
Financial - 9.5%
Wells Fargo & Co.
2.66% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	2,750,000	2,697,082
Goldman Sachs Group, Inc.
1.94% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	1,450,000	1,448,953
3.45% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,250,000	1,224,472
Capital One Financial Corp.
2.22% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,550,000	1,526,299
2.47% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	1,050,000	1,048,646
Mizuho Financial Group, Inc.
1.91% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	2,550,000	2,476,145
Australia & New Zealand Banking Group Ltd.
2.57% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	2,350,000	2,318,371

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.2% (continued)
Financial - 9.5% (continued)
Sumitomo Mitsui Financial Group, Inc.
2.68% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,350,000	$1,335,504
2.96% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,000,000	979,864
UBS Group AG
3.62% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	2,250,000	2,203,547
Citigroup, Inc.
2.76% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	2,015,000	2,000,392
UBS AG
1.58% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	940,000	936,987
2.06% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	250,000	247,584
Credit Suisse AG NY
2.18% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	950,000	949,378
Lloyds Bank Corporate Markets plc NY
2.11% (3 Month USD LIBOR + 0.37%) due 08/05/20[3]	950,000	949,255
Standard Chartered Bank
2.15% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	940,000	939,354
Credit Agricole Corporate & Investment Bank S.A.
2.16% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 05/03/21[2,3]	950,000	901,695
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.25% due 07/01/20	900,000	887,846
Bank of America Corp.
2.48% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	900,000	885,087
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[2]	600,000	599,780
Svenska Handelsbanken AB
3.35% due 05/24/21	477,000	482,733
Mitsubishi UFJ Financial Group, Inc.
3.46% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	448,000	445,603
Santander UK plc
2.06% (3 Month USD LIBOR + 0.30%) due 11/03/20[3]	400,000	399,418
Essex Portfolio, LP
5.20% due 03/15/21	250,000	254,087
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	205,254

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.2% (continued)
Financial - 9.5% (continued)
Assurant, Inc.
2.48% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	192,000	$192,000
Total Financial		28,535,336
Consumer, Non-cyclical - 4.8%
Express Scripts Holding Co.
2.33% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,145,000	3,117,816
General Mills, Inc.
2.38% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,000,000	2,920,678
Zimmer Biomet Holdings, Inc.
1.80% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	1,650,000	1,630,112
2.70% due 04/01/20	925,000	925,000
Sysco Corp.
5.65% due 04/01/25	2,250,000	2,342,385
CVS Health Corp.
1.72% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,200,000	1,175,366
Mondelez International, Inc.
3.00% due 05/07/20	1,050,000	1,039,500
AbbVie, Inc.
2.05% (3 Month USD LIBOR + 0.35%) due 05/21/21[2,3]	950,000	922,919
Coca-Cola European Partners plc
3.50% due 09/15/20	250,000	252,369
Total Consumer, Non-cyclical		14,326,145
Industrial - 1.1%
Siemens Financieringsmaatschappij N.V.
1.35% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	1,900,000	1,818,129
Aviation Capital Group LLC
2.88% due 01/20/22[2]	1,100,000	994,384
Textron, Inc.
2.28% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	550,000	550,026
Total Industrial		3,362,539
Energy - 0.8%
Phillips 66
2.25% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,850,000	1,730,550
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	750,000	727,528
Total Energy		2,458,078
Communications - 0.6%
Telefonica Emisiones S.A.
5.13% due 04/27/20	900,000	900,064

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 17.2% (continued)
Communications - 0.6% (continued)
ViacomCBS, Inc.
4.75% due 05/15/25	740,000	$743,455
Total Communications		1,643,519
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
1.83% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	940,000	940,797
Consumer, Cyclical - 0.1%
Marriott International, Inc.
1.65% (3 Month USD LIBOR + 0.65%) due 03/08/21[3]	500,000	427,413
Technology - 0.0%
Fiserv, Inc.
2.70% due 06/01/20	70,000	69,782
Total Corporate Bonds
(Cost $52,779,354)		51,763,609
MUNICIPAL BONDS†† - 0.9%
New York - 0.8%
Triborough Bridge & Tunnel Authority Revenue Bonds
0.87% (VRDN) due 01/01/33[9]	890,000	890,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
0.80% (VRDN) due 02/01/45[9]	530,000	530,000
0.75% (VRDN) due 02/01/45[9]	140,000	140,000
City of New York New York General Obligation Unlimited
0.80% (VRDN) due 03/01/42[9]	530,000	530,000
0.75% (VRDN) due 03/01/40[9]	110,000	110,000
Total New York		2,200,000
Illinois - 0.1%
Illinois Finance Authority Revenue Bonds
0.75% (VRDN) due 08/15/42[9]	210,000	210,000

	Face
	Amount~	Value
MUNICIPAL BONDS†† - 0.9% (continued)
Pennsylvania - 0.0%
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
0.76% (VRDN) due 07/01/25[9]	100,000	$100,000
0.75% (VRDN) due 07/01/41[9]	90,000	90,000
Total Pennsylvania		190,000
Total Municipal Bonds
(Cost $2,600,000)		2,600,000
FOREIGN GOVERNMENT DEBT†† - 0.3%
Government of Japan
0.10% due 04/15/20	JPY 110,600,000	1,028,776
Total Foreign Government Debt
(Cost $1,023,626)		1,028,776
REPURCHASE AGREEMENTS††,7 - 3.8%
Societe Generale
issued 03/09/20 at 2.27% due 04/01/20	5,400,486	5,400,486
issued 03/09/20 at 1.30% due 04/01/20	1,750,000	1,750,000
issued 07/09/19 at 2.27% due 04/01/20	1,698,334	1,698,334
issued 02/14/20 at 2.18% due 04/01/20	1,300,000	1,300,000
issued 10/25/19 at 2.27% due 04/01/20	839,993	839,993
issued 12/06/19 at 1.18% due 04/01/20	400,000	400,000
Total Repurchase Agreements
(Cost $11,388,813)		11,388,813
COMMERCIAL PAPER†† - 4.4%
Ryder System, Inc.
1.74% due 04/02/20[8]	3,800,000	3,799,816
UDR, Inc.
1.42% due 04/03/20[2,8]	3,800,000	3,799,700
AT&T, Inc.
1.40% due 06/08/20[2,8]	3,800,000	3,776,920
American Electric Power
1.73% due 04/09/20[2,8]	2,000,000	1,999,231
Total Commercial Paper
(Cost $13,388,340)		13,375,667
Total Investments - 102.0%
(Cost $318,532,439)		$307,640,597
Other Assets & Liabilities, net - (2.0)%		(5,903,817)
Total Net Assets - 100.0%		$301,736,780

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.20% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	$1,362,298	$912

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2020	Unrealized Appreciation
Citibank N.A., New York	18,060,000	BRL	07/01/20	$4,509,289	$3,473,143	$1,036,146
JPMorgan Chase Bank, N.A.	10,600,000	BRL	07/01/21	2,539,015	2,003,801	535,214
Morgan Stanley Capital Services LLC	8,140,000	BRL	04/01/20	1,997,448	1,568,189	429,259
Citibank N.A., New York	7,020,000	BRL	07/01/21	1,706,018	1,327,046	378,972
Citibank N.A., New York	782,391,000	JPY	07/01/21	7,703,884	7,385,383	318,501
Goldman Sachs International	4,060,000	BRL	07/01/20	1,054,271	780,784	273,487
Goldman Sachs International	18,800,000	MXN	05/21/20	1,000,740	787,050	213,690
Barclays Bank plc	432,216,000	JPY	07/01/21	4,249,494	4,079,905	169,589
Citibank N.A., New York	16,050,000	MXN	04/23/20	820,681	674,649	146,032
Citibank N.A., New York	13,900,000	MXN	04/02/20	707,073	585,998	121,075
Goldman Sachs International	2,704,000	EUR	04/30/20	3,100,948	2,984,214	116,734
Citibank N.A., New York	11,230,000	MXN	04/08/20	571,676	473,039	98,637
Goldman Sachs International	14,699,545	ILS	02/01/21	4,295,801	4,219,947	75,854
Barclays Bank plc	7,490,000	MXN	04/08/20	386,868	315,499	71,369
JPMorgan Chase Bank, N.A.	317,158,500	JPY	09/01/20	3,014,729	2,968,060	46,669
JPMorgan Chase Bank, N.A.	1,158,625	EUR	07/30/21	1,337,250	1,296,788	40,462
Citibank N.A., New York	295,147,500	JPY	06/01/20	2,792,208	2,752,844	39,364
Citibank N.A., New York	4,454,100	ILS	04/30/21	1,317,859	1,281,121	36,738
Bank of America, N.A.	3,787,500	ILS	04/30/21	1,121,192	1,089,388	31,804
Deutsche Bank AG	1,661,124,664	KRW	08/04/21	1,416,617	1,386,310	30,307
Bank of America, N.A.	524,000	EUR	06/15/20	602,587	579,348	23,239
Goldman Sachs International	2,426,500	ILS	01/31/22	718,462	696,613	21,849
Goldman Sachs International	440,160	EUR	06/15/20	506,440	486,653	19,787
Goldman Sachs International	430,000	BRL	07/01/21	100,738	81,286	19,452
Bank of America, N.A.	129,064,500	JPY	06/22/20	1,220,699	1,204,833	15,866
Bank of America, N.A.	110,655,300	JPY	04/15/20	1,043,731	1,029,985	13,746
Goldman Sachs International	2,040,200	ILS	04/30/21	597,397	586,818	10,579
JPMorgan Chase Bank, N.A.	47,023,500	JPY	06/01/20	444,436	438,589	5,847
Bank of America, N.A.	316,500	ILS	01/31/22	93,834	90,863	2,971
Goldman Sachs International	5,207,270	JPY	06/22/20	49,282	48,611	671

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Citibank N.A., New York	44,221	ILS	04/30/20	12,892	12,500	392
Bank of America, N.A.	37,603	ILS	04/30/20	10,956	10,629	327
JPMorgan Chase Bank, N.A.	8,625	EUR	07/30/20	9,746	9,550	196
Citibank N.A., New York	391,000	JPY	01/04/21	3,816	3,673	143
Citibank N.A., New York	391,000	JPY	07/01/20	3,776	3,651	125
Goldman Sachs International	20,255	ILS	04/30/20	5,831	5,726	105
Bank of America, N.A.	16,500	ILS	02/01/21	4,821	4,737	84
Deutsche Bank AG	4,338,258	KRW	05/11/20	3,643	3,566	77
Deutsche Bank AG	4,434,664	KRW	08/05/20	3,737	3,660	77
Deutsche Bank AG	4,434,664	KRW	02/04/21	3,760	3,684	76
Deutsche Bank AG	4,434,664	KRW	11/04/20	3,749	3,673	76
Barclays Bank plc	216,000	JPY	01/04/21	2,104	2,029	75
Deutsche Bank AG	4,290,055	KRW	05/07/21	3,646	3,573	73
Barclays Bank plc	216,000	JPY	07/01/20	2,083	2,017	66
						$4,345,802

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	342,171,000	JPY	06/01/20	$3,087,573	$3,191,432	$103,859
Goldman Sachs International	14,716,090	ILS	02/01/21	4,125,022	4,224,697	99,675
Goldman Sachs International	5,140,900	ILS	04/30/21	1,433,842	1,478,663	44,821
Citibank N.A., New York	129,064,500	JPY	06/22/20	1,171,025	1,204,833	33,808
JPMorgan Chase Bank, N.A.	5,140,900	ILS	04/30/21	1,448,548	1,478,663	30,115
Goldman Sachs International	2,743,000	ILS	01/31/22	761,099	787,476	26,377
JPMorgan Chase Bank, N.A.	5,207,270	JPY	06/22/20	47,048	48,610	1,562
Goldman Sachs International	51,039	ILS	04/30/20	14,028	14,428	400
JPMorgan Chase Bank, N.A.	51,039	ILS	04/30/20	14,181	14,428	247
Goldman Sachs International	7,500	EUR	07/30/20	8,402	8,304	(98)
Bank of America, N.A.	607,000	JPY	07/01/20	5,782	5,669	(113)
Bank of America, N.A.	607,000	JPY	01/04/21	5,818	5,701	(117)
Goldman Sachs International	1,157,500	EUR	07/30/21	1,311,656	1,295,529	(16,127)
JPMorgan Chase Bank, N.A.	964,160	EUR	06/15/20	1,085,320	1,066,001	(19,319)
JPMorgan Chase Bank, N.A.	6,047,000	BRL	07/01/21	1,171,900	1,143,112	(28,788)
Citibank N.A., New York	12,003,000	BRL	07/01/21	2,301,867	2,269,021	(32,846)
Goldman Sachs International	2,704,000	EUR	04/30/20	3,039,007	2,984,214	(54,793)
JPMorgan Chase Bank, N.A.	317,158,500	JPY	09/01/20	3,024,455	2,968,060	(56,395)
Goldman Sachs International	22,120,000	BRL	07/01/20	4,352,137	4,253,928	(98,209)
Goldman Sachs International	13,900,000	MXN	04/02/20	723,717	585,998	(137,719)
Goldman Sachs International	18,800,000	MXN	05/21/20	937,899	787,050	(150,849)
Goldman Sachs International	16,050,000	MXN	04/23/20	832,405	674,650	(157,755)
Morgan Stanley Capital Services LLC	8,140,000	BRL	04/01/20	1,738,716	1,568,189	(170,527)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Goldman Sachs International	18,720,000	MXN	04/08/20	973,768	788,538	(185,230)
Bank of America, N.A.	1,214,607,000	JPY	07/01/21	11,708,184	11,465,288	(242,896)
						$(1,010,917)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Rate indicated is the 7-day yield as of March 31, 2020.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $169,311,026 (cost $177,014,890), or 56.1% of total net assets.

3
Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amounts to $7,700,000, (cost $7,700,000) or 2.6% of total net assets.
5
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2020. See table below for additional step information for each security.

6	Security is an interest-only strip.
7
Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

8	Rate indicated is the effective yield at the time of purchase.
9
The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at March 31, 2020.

BRL — Brazilian Real
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
VRDN — Variable Rate Demand Note
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$39,407,423	$—	$—	$39,407,423
Asset-Backed Securities	—	84,897,179	9,600,000	94,497,179
Collateralized Mortgage Obligations	—	93,579,130	—	93,579,130
Corporate Bonds	—	51,763,609	—	51,763,609
Municipal Bonds	—	2,600,000	—	2,600,000
Foreign Government Debt	—	1,028,776	—	1,028,776
Repurchase Agreements	—	11,388,813	—	11,388,813
Commercial Paper	—	13,375,667	—	13,375,667
Total Return Swap Agreements**	—	912	—	912
Forward Foreign Currency Exchange Contracts**	—	4,686,666	—	4,686,666
Total Assets	$39,407,423	$263,320,752	$9,600,000	$312,328,175

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$1,351,781	$—	$1,351,781

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at March 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$7,700,000	Model Price	Purchase Price	—	—
Asset-Backed Securities	1,900,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Total	$9,600,000

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2020, the Fund had securities with a total value of $4,400,000 transfer from Level 2 to Level 3 to due to lack of observable inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2020:

Assets
Asset-Backed Securities
Beginning Balance	$2,900,000
Purchases/(Receipts)	2,300,000
(Sales, maturities and paydowns)/Fundings
Amortization of discount/premiums	-
Total realized gains or losses included in earnings	-
Total change in unrealized appreciation (depreciation) included in earnings	-
Transfers into Level 3	4,400,000
Ending Balance	$9,600,000
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2020	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Final Reset Rate	Final Reset Date
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—

Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 31, 2020, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Societe Generale			Connecticut Avenue Securities Trust
1.18% - 2.27%			3.25%
04/01/20	$11,388,813	$11,440,178	08/25/31	$6,859,000	$5,676,508

			Cash Collateral	3,481,000	3,481,000

			STACR Trust
			3.05%
			09/25/48	1,606,000	1,320,453

			Freddie Mac Structured Agency Credit Risk Debt Notes
			3.60%
			12/25/29	1,247,000	1,009,821

			Natixis Commercial Mortgage Securities Trust
			3.99%
			02/15/33	1,057,000	895,068

			Fannie Mae Connecticut Avenue Securities
			3.50%
			12/25/30	1,050,000	860,685

			Citigroup Commercial Mortgage Trust
			3.50%
			12/15/36	1,050,000	668,850

			Motel 6 Trust
			4.95%
			08/15/34	1,109,000	562,485

			Hilton USA Trust
			4.33%
			11/05/38	487,000	269,311
				$17,946,000	$14,744,181

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MONEY MARKET FUND† - 11.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.51%[1]	14,128,190	$14,128,190
Total Money Market Fund
(Cost $14,128,190)		14,128,190

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 32.4%
Collateralized Loan Obligations - 26.2%
Telos CLO Ltd.
2017-6A, 3.11% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	1,825,015	1,807,178
Garrison BSL CLO Ltd.
2018-1A, 3.49% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	1,000,000	868,284
2018-1A, 2.79% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	900,000	844,431
MP CLO VIII Ltd.
2018-2A, 2.71% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	1,727,582	1,671,653
Denali Capital CLO XI Ltd.
2018-1A, 2.95% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	1,750,000	1,642,732
THL Credit Wind River CLO Ltd.
2017-2A, 2.70% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	1,012,524	981,918
2019-1A, 2.71% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	587,259	584,383
KVK CLO Ltd.
2017-1A, 3.29% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28[2,3]	1,750,000	1,524,459
Flagship CLO VIII Ltd.
2018-8A, 3.64% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	1,800,000	1,495,313
Marathon CLO V Ltd.
2017-5A, 2.57% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,467,478	1,410,947
Mountain View CLO Ltd.
2018-1A, 2.63% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	1,119,964	1,104,524
Venture XII CLO Ltd.
2018-12A, 2.41% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,122,984	1,086,101

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.4% (continued)
Collateralized Loan Obligations - 26.2% (continued)
Crown Point CLO III Ltd.
2017-3A, 3.28% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	1,100,000	$964,377
MidOcean Credit CLO VII
2020-7A, 2.79% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	1,000,000	933,287
Golub Capital BDC CLO LLC
2018-1A, 3.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,000,000	932,479
BXMT Ltd.
2020-FL2, 1.95% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[2,3]	1,000,000	920,077
Golub Capital Partners CLO Ltd.
2018-36A, 3.04% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	1,000,000	878,623
Palmer Square Loan Funding Ltd.
2019-3A, 2.55% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	861,918	841,391
MidOcean Credit CLO IV
2018-4A, 2.63% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	839,853	831,674
Mountain Hawk II CLO Ltd.
2018-2A, 3.42% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	769,026	761,679
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.13% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	850,000	745,764

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.4% (continued)
Collateralized Loan Obligations - 26.2% (continued)
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 2.57% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	723,841	$700,706
Venture XIV CLO Ltd.
2020-14A, 2.73% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	750,000	699,932
Seneca Park CLO Ltd.
2017-1A, 2.96% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	674,436	671,600
NewStar Clarendon Fund CLO LLC
2019-1A, 3.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	685,271	668,973
ACIS CLO Ltd.
2015-6A, 3.35% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	643,281	638,625
Neuberger Berman CLO XVI-S Ltd.
2018-16SA, 2.68% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/15/28[2,3]	500,000	488,745
TICP CLO I Ltd.
2018-1A, 2.62% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	488,352	478,643
GPMT Ltd.
2019-FL2, 2.01% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[2,3]	500,000	471,205
Newfleet CLO Ltd.
2018-1A, 2.77% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	500,000	470,086

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.4% (continued)
Collateralized Loan Obligations - 26.2% (continued)
GoldentTree Loan Management US CLO 1 Ltd.
2020-1A, 2.60% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[2,3]	500,000	$466,507
BSPRT Issuer Ltd.
2018-FL3, 1.76% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	480,991	452,018
LoanCore Issuer Ltd.
2018-CRE1, 2.21% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	500,000	444,952
Octagon Investment Partners XIX Ltd.
2017-1A, 2.93% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	438,206	437,885
Cent CLO Ltd.
2013-19A, 3.11% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	386,380	384,077
AIMCO CLO
2018-AA, 2.39% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	375,000	373,738
BDS Ltd.
2018-FL2, 1.75% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[2,3]	312,547	290,397
West CLO Ltd.
2017-1A, 2.74% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	266,364	264,562
Dryden XXV Senior Loan Fund
2017-25A, 3.18% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	153,341	133,335

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.4% (continued)
Collateralized Loan Obligations - 26.2% (continued)
Babson CLO Ltd.
2017-IA, 2.97% (3 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 07/20/25[2,3]	99,218	$98,942
Total Collateralized Loan Obligations		31,466,202
Financial - 3.1%
Station Place Securitization Trust
2019-6, 1.53% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,2,3	750,000	750,000
2019-5, 1.63% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20†††,2,3,4	700,000	700,000
2019-WL1, 1.60% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 08/25/52†††,2,3,4	333,333	333,333
2019-2, 1.48% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21†††,2,3,4	250,000	250,000
2019-9, 1.63% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,2,3,4	200,000	200,000
Barclays Bank plc
GMTN, 2.18% (1 Month USD LIBOR + 0.60%) due 06/02/20†††,2,3,4	650,000	650,000
GMTN, 1.67% (1 Month USD LIBOR + 0.68%) due 07/31/20†††,2,3,4	650,000	650,000
Madison Avenue Secured Funding Trust
2019-1, 2.23% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,2,3,4	250,000	250,000
Total Financial		3,783,333
Transport-Container - 1.1%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	975,000	915,973
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[2]	385,417	375,686
Total Transport-Container		1,291,659
Transport-Aircraft - 1.0%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	1,000,000	646,801

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.4% (continued)
Transport-Aircraft - 1.0% (continued)
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	825,453	$599,872
Total Transport-Aircraft		1,246,673
Collateralized Debt Obligations - 1.0%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	1,250,000	1,161,638
Total Asset-Backed Securities
(Cost $41,671,783)		38,949,505
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.2%
Residential Mortgage Backed Securities - 28.5%
Ocwen Master Advance Receivables Trust
2019-T1, 2.51% due 08/15/50[2]	3,000,000	2,991,409
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[2]	1,000,000	968,918
2019-T3, 2.51% due 09/15/52[2]	850,000	810,117
2019-T5, 2.43% due 10/15/51[2]	750,000	733,131
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 1.09% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	2,111,440	1,904,241
Verus Securitization Trust
2020-1, 2.42% (WAC) due 01/25/60[2,3]	982,519	943,076
2019-4, 2.64% due 11/25/59[2,5]	925,174	936,705
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 1.16% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	983,114	901,622
2008-BC4, 1.58% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	871,018	791,409
2006-NC1, 1.10% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	30,100	29,880
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	856,430	872,091
2018-4A, 1.70% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	889,794	826,575

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.2% (continued)
Residential Mortgage Backed Securities - 28.5% (continued)
Soundview Home Loan Trust
2006-OPT5, 1.09% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	1,032,115	$943,814
2006-1, 1.25% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	539,313	523,602
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	1,356,456	1,391,339
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	652,552	659,780
2017-5, 1.55% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	663,357	640,049
CSMC Series
2014-7R, 1.78% (WAC) due 10/27/36[2,3]	704,594	683,209
2014-2R, 1.83% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	649,189	615,068
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 1.38% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,000,000	962,472
Residential Mortgage Loan Trust 2020-1
2020-1, 2.38% (WAC) due 02/25/24[2,3]	989,223	946,388
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.33% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[3]	1,000,000	938,799
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 1.44% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	1,000,000	931,912

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.2% (continued)
Residential Mortgage Backed Securities - 28.5% (continued)
Home Equity Loan Trust
2007-FRE1, 1.14% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	1,116,942	$931,511
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	956,894	917,961
Countrywide Asset-Backed Certificates
2006-6, 1.12% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	817,344	767,614
NovaStar Mortgage Funding Trust Series
2007-2, 1.15% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	825,727	744,031
New Residential Mortgage Loan Trust 2020-1
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	708,198	710,526
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,5]	730,471	701,336
FBR Securitization Trust
2005-2, 1.70% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	712,456	683,997
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	663,520	651,343
HarborView Mortgage Loan Trust
2006-14, 0.90% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	832,045	648,938
CIT Mortgage Loan Trust
2007-1, 2.30% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	513,320	492,441
2007-1, 2.40% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	130,756	128,846
Structured Asset Investment Loan Trust
2005-2, 1.68% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	307,320	295,838
2005-1, 1.67% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	253,530	248,744

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.2% (continued)
Residential Mortgage Backed Securities - 28.5% (continued)
Angel Oak Mortgage Trust
2020-1, 2.47% (WAC) due 12/25/59[2,3]	494,536	$490,213
Citigroup Mortgage Loan Trust
2007-WFH2, 1.35% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	500,000	481,647
Freddie Mac STACR REMIC Trust
2020-DNA2, 1.70% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 02/25/50[2,3]	500,000	476,156
GSAMP Trust
2005-HE6, 1.39% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	473,187	467,362
Encore Credit Receivables Trust
2005-4, 1.61% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.44%) due 01/25/36[3]	470,046	461,527
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	460,190	437,910
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[2,3]	443,859	426,616
Connecticut Avenue Securities Trust
2019-R07, 1.72% (1 Month USD LIBOR + 0.77%, Rate Floor: 0.00%) due 10/25/39[2,3]	347,591	338,994
2019-R05, 1.70% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.00%) due 07/25/39[2,3]	10,359	10,249
Starwood Mortgage Residential Trust
2019-1, 2.94% (WAC) due 06/25/49[2,3]	277,414	275,560
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	230,442	227,549
Freddie Mac STACR Trust
2019-DNA4, 1.65% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/25/49[2,3]	221,623	218,655

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.2% (continued)
Residential Mortgage Backed Securities - 28.5% (continued)
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	96,310	$95,247
Total Residential Mortgage Backed Securities		34,276,417
Commercial Mortgage Backed Securities - 1.7%
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.12% (WAC) due 02/15/50[3,6]	23,793,074	1,302,485
Benchmark Mortgage Trust
2019-B14, 0.79% (WAC) due 12/15/62[3,6]	9,988,061	505,631
Aventura Mall Trust
2013-AVM, 3.74% (WAC) due 12/05/32[2,3]	250,000	246,827
Total Commercial Mortgage Backed Securities		2,054,943
Total Collateralized Mortgage Obligations
(Cost $37,782,993)		36,331,360
CORPORATE BONDS†† - 18.8%
Financial - 10.1%
UBS AG
2.06% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	1,100,000	1,089,369
1.58% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[2,3]	370,000	368,814
Bank of America Corp.
2.48% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	1,295,000	1,273,542
Capital One Financial Corp.
2.22% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,060,000	1,043,791
2.47% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	150,000	149,807
Australia & New Zealand Banking Group Ltd.
2.57% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	1,100,000	1,085,195
Goldman Sachs Group, Inc.
3.45% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	800,000	783,662
1.94% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	300,000	299,783
Wells Fargo & Co.
2.66% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	1,100,000	1,078,833
Sumitomo Mitsui Financial Group, Inc.
2.96% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,100,000	1,077,851
Mizuho Financial Group, Inc.
1.91% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	650,000	631,174

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.8% (continued)
Financial - 10.1% (continued)
Credit Suisse AG NY
2.18% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	380,000	$379,751
Standard Chartered Bank
2.15% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	380,000	379,739
Lloyds Bank Corporate Markets plc NY
2.11% (3 Month USD LIBOR + 0.37%) due 08/05/20[3]	380,000	379,702
Credit Agricole Corporate & Investment Bank S.A.
2.16% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 05/03/21[2,3]	375,000	355,932
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[2]	300,000	299,890
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.25% due 07/01/20	300,000	295,948
Svenska Handelsbanken AB
3.35% due 05/24/21	250,000	253,005
Mitsubishi UFJ Financial Group, Inc.
3.46% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	247,000	245,679
Santander UK plc
2.06% (3 Month USD LIBOR + 0.30%) due 11/03/20[3]	200,000	199,709
Citigroup, Inc.
2.76% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	200,000	198,550
Essex Portfolio, LP
5.20% due 03/15/21	100,000	101,635
Assurant, Inc.
2.48% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	84,000	84,000
AXIS Specialty Finance LLC
5.88% due 06/01/20	40,000	40,283
Total Financial		12,095,644
Consumer, Non-cyclical - 5.0%
Cigna Corp.
1.49% (3 Month USD LIBOR + 0.65%) due 09/17/21[3]	1,300,000	1,248,000
General Mills, Inc.
2.38% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	1,250,000	1,216,949
Zimmer Biomet Holdings, Inc.
1.80% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	700,000	691,562
2.70% due 04/01/20	300,000	300,000
Sysco Corp.
5.65% due 04/01/25	900,000	936,954
CVS Health Corp.
1.72% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	500,000	489,736
Mondelez International, Inc.
3.00% due 05/07/20	420,000	415,800

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.8% (continued)
Consumer, Non-cyclical - 5.0% (continued)
AbbVie, Inc.
2.05% (3 Month USD LIBOR + 0.35%) due 05/21/21[2,3]	380,000	$369,168
Reynolds American, Inc.
6.88% due 05/01/20	165,000	165,431
Conagra Brands, Inc.
2.55% (3 Month USD LIBOR + 0.75%) due 10/22/20[3]	158,000	156,328
Total Consumer, Non-cyclical		5,989,928
Industrial - 1.5%
Siemens Financieringsmaatschappij N.V.
1.35% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	760,000	727,251
Aviation Capital Group LLC
2.88% due 01/20/22[2]	450,000	406,793
Rolls-Royce plc
2.38% due 10/14/20[2]	300,000	282,710
Textron, Inc.
2.28% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	200,000	200,010
Ryder System, Inc.
2.50% due 05/11/20	180,000	179,953
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	50,000	50,006
Total Industrial		1,846,723
Energy - 1.1%
Phillips 66
2.25% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	800,000	748,346
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	300,000	291,011
Marathon Petroleum Corp.
3.40% due 12/15/20	260,000	257,574
Total Energy		1,296,931
Communications - 0.6%
Telefonica Emisiones S.A.
5.13% due 04/27/20	385,000	385,027
ViacomCBS, Inc.
4.75% due 05/15/25	300,000	301,401
Total Communications		686,428
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
1.83% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	380,000	380,322
PSEG Power LLC
5.13% due 04/15/20	50,000	50,020
Total Utilities		430,342
Consumer, Cyclical - 0.1%
Marriott International, Inc.
1.65% (3 Month USD LIBOR + 0.65%) due 03/08/21[3]	200,000	170,965
Basic Materials - 0.1%
Georgia-Pacific LLC
5.40% due 11/01/20[2]	91,000	91,870

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.8% (continued)
Technology - 0.0%
Fiserv, Inc.
2.70% due 06/01/20	20,000	$19,938
Total Corporate Bonds
(Cost $23,106,966)		22,628,769
FOREIGN GOVERNMENT DEBT†† - 0.3%
Government of Japan
0.10% due 04/15/20	JPY 45,700,000	425,091
Total Foreign Government Debt
(Cost $422,963)		425,091
REPURCHASE AGREEMENTS††,7 - 3.8%
Societe Generale
issued 03/09/20 at 2.27% due 04/01/20	2,250,268	2,250,268
issued 12/06/19 at 1.18% due 04/01/20	750,000	750,000
issued 07/09/19 at 2.27% due 04/01/20	646,984	646,984
issued 02/14/20 at 2.18% due 04/01/20	550,000	550,000
issued 10/25/19 at 2.27% due 04/01/20	319,997	319,997
Total Repurchase Agreements
(Cost $4,517,249)		4,517,249

	Face
	Amount~	Value
COMMERCIAL PAPER†† - 4.6%
Ryder System, Inc.
1.74% due 04/02/20[8]	1,500,000	$1,499,928
UDR, Inc.
1.42% due 04/03/20[2,8]	1,500,000	1,499,882
AT&T, Inc.
1.40% due 06/08/20[2,8]	1,500,000	1,490,888
American Electric Power
1.73% due 04/09/20[2,8]	1,000,000	999,616
Total Commercial Paper
(Cost $5,495,316)		5,490,314
Total Investments - 101.9%
(Cost $127,125,460)		$122,470,478
Other Assets & Liabilities, net - (1.9)%		(2,236,148)
Total Net Assets - 100.0%		$120,234,330

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.20% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	$542,945	$363

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2020	Unrealized Appreciation
Citibank N.A., New York	5,790,000	BRL	07/01/20	$1,447,732	$1,113,483	$334,249
Goldman Sachs International	3,800,000	BRL	07/01/20	986,756	730,783	255,973
Morgan Stanley Capital Services LLC	3,700,000	BRL	04/01/20	907,931	712,813	195,118
JPMorgan Chase Bank, N.A.	3,100,000	BRL	07/01/21	742,782	586,017	156,765
Citibank N.A., New York	2,380,000	BRL	07/01/21	581,469	449,910	131,559
Citibank N.A., New York	188,094,000	JPY	07/01/21	1,852,084	1,775,514	76,570
Goldman Sachs International	6,500,000	MXN	05/21/20	346,000	272,118	73,882
Barclays Bank plc	174,087,000	JPY	07/01/21	1,711,602	1,643,295	68,307
Citibank N.A., New York	6,660,000	MXN	04/23/20	340,307	279,948	60,359
Citibank N.A., New York	6,750,000	MXN	04/02/20	343,363	284,568	58,795

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Goldman Sachs International	1,040,000	EUR	04/30/20	1,192,672	1,147,774	44,898
Citibank N.A., New York	4,090,000	MXN	04/08/20	208,206	172,282	35,924
Goldman Sachs International	5,922,899	ILS	02/01/21	1,730,857	1,700,347	30,510
Barclays Bank plc	2,700,000	MXN	04/08/20	139,458	113,731	25,727
Goldman Sachs International	430,000	BRL	07/01/21	100,738	81,286	19,452
JPMorgan Chase Bank, N.A.	128,064,000	JPY	09/01/20	1,217,303	1,198,459	18,844
Citibank N.A., New York	119,059,500	JPY	06/01/20	1,126,348	1,110,469	15,879
Deutsche Bank AG	662,042,439	KRW	08/04/21	564,594	552,515	12,079
Bank of America, N.A.	1,313,000	ILS	04/30/21	389,383	377,655	11,728
Goldman Sachs International	1,727,100	ILS	04/30/21	505,565	496,762	8,803
Bank of America, N.A.	188,640	EUR	06/15/20	216,931	208,565	8,366
Goldman Sachs International	833,450	ILS	01/31/22	247,087	239,271	7,816
Goldman Sachs International	159,296	EUR	06/15/20	183,283	176,122	7,161
Bank of America, N.A.	52,026,000	JPY	06/22/20	492,064	485,669	6,395
Bank of America, N.A.	45,722,850	JPY	04/15/20	431,270	425,590	5,680
Bank of America, N.A.	316,500	ILS	01/31/22	93,834	90,863	2,971
JPMorgan Chase Bank, N.A.	19,009,500	JPY	06/01/20	179,666	177,302	2,364
Citibank N.A., New York	343,400	ILS	04/30/21	100,306	98,771	1,535
Goldman Sachs International	2,123,353	JPY	06/22/20	20,095	19,822	273
Bank of America, N.A.	13,036	ILS	04/30/20	3,806	3,685	121
Goldman Sachs International	17,147	ILS	04/30/20	4,935	4,847	88
Bank of America, N.A.	16,500	ILS	02/01/21	4,821	4,737	84
Citibank N.A., New York	94,000	JPY	01/04/21	917	883	34
Deutsche Bank AG	1,767,439	KRW	08/05/20	1,490	1,459	31
Deutsche Bank AG	1,729,016	KRW	05/11/20	1,452	1,421	31
Deutsche Bank AG	1,767,439	KRW	02/04/21	1,498	1,468	30
Deutsche Bank AG	1,767,439	KRW	11/04/20	1,494	1,464	30
Barclays Bank plc	87,000	JPY	01/04/21	847	817	30
Citibank N.A., New York	94,000	JPY	07/01/20	908	878	30
Deutsche Bank AG	1,709,805	KRW	05/07/21	1,453	1,424	29
Barclays Bank plc	87,000	JPY	07/01/20	840	813	27
Citibank N.A., New York	3,409	ILS	04/30/20	980	964	16
						$1,678,563

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	138,069,000	JPY	06/01/20	$1,245,863	$1,287,771	$41,908
Goldman Sachs International	5,939,444	ILS	02/01/21	1,664,859	1,705,096	40,237
Goldman Sachs International	1,691,750	ILS	04/30/21	471,845	486,594	14,749
Citibank N.A., New York	52,026,000	JPY	06/22/20	472,041	485,669	13,628
Goldman Sachs International	1,149,950	ILS	01/31/22	319,076	330,134	11,058
JPMorgan Chase Bank, N.A.	1,691,750	ILS	04/30/21	476,684	486,594	9,910

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

JPMorgan Chase Bank, N.A.	2,123,353	JPY	06/22/20	19,185	19,822	637
Goldman Sachs International	16,796	ILS	04/30/20	4,616	4,748	132
JPMorgan Chase Bank, N.A.	16,796	ILS	04/30/20	4,667	4,748	81
Bank of America, N.A.	181,000	JPY	07/01/20	1,724	1,690	(34)
Bank of America, N.A.	181,000	JPY	01/04/21	1,735	1,700	(35)
JPMorgan Chase Bank, N.A.	347,936	EUR	06/15/20	391,659	384,687	(6,972)
JPMorgan Chase Bank, N.A.	1,980,000	BRL	07/01/21	383,721	374,295	(9,426)
Citibank N.A., New York	3,930,000	BRL	07/01/21	753,674	742,919	(10,755)
Goldman Sachs International	1,040,000	EUR	04/30/20	1,168,848	1,147,774	(21,074)
JPMorgan Chase Bank, N.A.	128,064,000	JPY	09/01/20	1,221,230	1,198,459	(22,771)
Goldman Sachs International	9,590,000	BRL	07/01/20	1,886,843	1,844,266	(42,577)
Goldman Sachs International	6,500,000	MXN	05/21/20	324,273	272,118	(52,155)
Goldman Sachs International	6,660,000	MXN	04/23/20	345,409	279,948	(65,461)
Goldman Sachs International	6,750,000	MXN	04/02/20	351,446	284,568	(66,878)
Goldman Sachs International	6,790,000	MXN	04/08/20	353,198	286,013	(67,185)
Bank of America, N.A.	362,181,000	JPY	07/01/21	3,491,238	3,418,809	(72,429)
Morgan Stanley Capital Services LLC	3,700,000	BRL	04/01/20	790,326	712,814	(77,512)
						$(382,924)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Rate indicated is the 7-day yield as of March 31, 2020.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $69,129,911 (cost $72,442,108), or 57.5% of total net assets.

3
Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amounts to $3,033,333, (cost $3,033,333) or 2.5% of total net assets.
5
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2020. See table below for additional step information for each security.

6	Security is an interest-only strip.
7	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
8	Rate indicated is the effective yield at the time of purchase.

BRL — Brazilian Real
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
WAC — Weighted Average Coupon

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$14,128,190	$—	$—	$14,128,190
Asset-Backed Securities	—	35,166,172	3,783,333	38,949,505
Collateralized Mortgage Obligations	—	36,331,360	—	36,331,360
Corporate Bonds	—	22,628,769	—	22,628,769
Foreign Government Debt	—	425,091	—	425,091
Repurchase Agreements	—	4,517,249	—	4,517,249
Commercial Paper	—	5,490,314	—	5,490,314
Total Return Swap Agreements**	—	363	—	363
Forward Foreign Currency Exchange Contracts**	—	1,810,903	—	1,810,903
Total Assets	$14,128,190	$106,370,221	$3,783,333	$124,281,744

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$515,264	$—	$515,264

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at March 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$3,033,333	Model Price	Purchase Price	—	—
Asset-Backed Securities	750,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Total	$3,783,333

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2020, the Fund had securities with a total value of $1,433,333 transfer from Level 2 to Level 3 to due to lack of observable inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2020:

Assets
Asset-Backed Securities
Beginning Balance	$1,450,000
Purchases/(Receipts)	900,000
(Sales, maturities and paydowns)/Fundings	-
Amortization of discount/premiums	-
Total realized gains or losses included in earnings	-
Total change in unrealized appreciation (depreciation) included in earnings	-
Transfers into Level 3	1,433,333
Ending Balance	$3,783,333
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2020	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Final Reset Rate	Final Reset Date
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

At March 31, 2020, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Societe Generale			Connecticut Avenue Securities Trust
1.18% - 2.27%			3.25%
04/01/20	$4,517,249	$4,538,965	08/25/31	$2,858,000	$2,365,281

			Cash Collateral	1,561,000	1,561,000

			Ashford Hospitality Trust
			3.80%
			04/15/35	688,000	514,762

			Hilton USA Trust
			4.33%
			11/05/38	913,000	504,889

			Natixis Commercial Mortgage Securities Trust
			3.99%
			02/15/33	403,000	341,260

			Fannie Mae Connecticut Avenue Securities
			3.50%
			12/25/30	400,000	327,880

			Citigroup Commercial Mortgage Trust
			3.50%
			12/15/36	400,000	254,800
				$7,223,000	$5,869,872

Guggenheim Strategy Fund II

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2020

ASSETS:
Investments, at value (cost $335,232,556)	$323,340,169
Repurchase agreements, at value (cost $12,972,685)	12,972,685
Unrealized appreciation on OTC swap agreements	94,313
Unrealized appreciation on forward foreign currency exchange contracts	5,601,628
Prepaid expenses	4,546
Receivables:
Swap settlement	1,890,578
Interest	962,034
Fund shares sold	450,000
Securities sold	158,963
Foreign tax reclaims	7,302
Other assets	2,211
Total assets	345,484,429
LIABILITIES:
Overdraft due to custodian bank	38,789
Segregated cash due to broker	6,982,000
Unrealized depreciation on OTC swap agreements	16,752
Unrealized depreciation on forward foreign currency exchange contracts	2,055,951
Payable for:
Securities purchased	5,150,612
Fund shares redeemed	150,000
Distributions to shareholders	119,481
Fund accounting/administration fees	5,665
Miscellaneous	36,484
Total liabilities	14,555,734
NET ASSETS	$330,928,695
NET ASSETS CONSIST OF:
Paid in capital	$344,607,060
Total distributable earnings (loss)	(13,678,365)
Net assets	$330,928,695
Capital shares outstanding	13,762,271
Net asset value per share	$24.05

Guggenheim Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2020

ASSETS:
Investments, at value (cost $307,143,626)	$296,251,784
Repurchase agreements, at value (cost $11,388,813)	11,388,813
Segregated cash with broker	200,000
Unrealized appreciation on OTC swap agreements	912
Unrealized appreciation on forward foreign currency exchange contracts	4,686,666
Prepaid expenses	4,513
Receivables:
Interest	839,698
Fund shares sold	14,687
Foreign tax reclaims	10,691
Other assets	2,015
Total assets	313,399,779
LIABILITIES:
Overdraft due to custodian bank	50,899
Segregated cash due to broker	7,201,000
Unrealized depreciation on forward foreign currency exchange contracts	1,351,781
Payable for:
Securities purchased	2,965,643
Distributions to shareholders	48,599
Swap settlement	23,334
Fund accounting/administration fees	5,424
Transfer agent and administrative fees	1,207
Trustees' fees*	410
Miscellaneous	14,702
Total liabilities	11,662,999
NET ASSETS	$301,736,780
NET ASSETS CONSIST OF:
Paid in capital	$315,126,566
Total distributable earnings (loss)	(13,389,786)
Net assets	$301,736,780
Capital shares outstanding	12,535,695
Net asset value per share	$24.07

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 31, 2020

ASSETS:
Investments, at value (cost $122,608,211)	$117,953,229
Repurchase agreements, at value (cost $4,517,249)	4,517,249
Unrealized appreciation on OTC swap agreements	363
Unrealized appreciation on forward foreign currency exchange contracts	1,810,903
Prepaid expenses	1,971
Receivables:
Interest	353,940
Foreign tax reclaims	4,918
Other assets	1,441
Total assets	124,644,014
LIABILITIES:
Overdraft due to custodian bank	12,774
Segregated cash due to broker	2,641,000
Unrealized depreciation on forward foreign currency exchange contracts	515,264
Payable for:
Securities purchased	1,190,265
Swap settlement	9,300
Fund accounting/administration fees	5,160
Miscellaneous	35,921
Total liabilities	4,409,684
NET ASSETS	$120,234,330
NET ASSETS CONSIST OF:
Paid in capital	$125,592,350
Total distributable earnings (loss)	(5,358,020)
Net assets	$120,234,330
Capital shares outstanding	5,007,631
Net asset value per share	$24.01

Guggenheim Strategy Fund II

STATEMENT OF
OPERATIONS (Unaudited)

Six-Month Period Ended March 31, 2020

INVESTMENT INCOME:
Dividends	$64,768
Interest	5,352,448
Total investment income	5,417,216

EXPENSES:
Transfer agent and administrative fees	6,017
Fund accounting/administration fees	50,069
Professional fees	49,551
Custodian fees	26,646
Trustees' fees*	12,793
Line of credit fees	12,245
Interest expense	98
Miscellaneous	18,834
Total expenses	176,253
Less:
Earnings credits applied	(7,137)
Net expenses	169,116
Net investment income	5,248,100

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,937,924)
Swap agreements	(439,144)
Futures contracts	168,029
Forward foreign currency exchange contracts	354,842
Foreign currency transactions	310,611
Net realized loss	(3,543,586)

Net change in unrealized appreciation (depreciation) on:
Investments	(11,681,897)
Swap agreements	2,759,998
Forward foreign currency exchange contracts	1,825,046
Foreign currency translations	(5,027)
Net change in unrealized appreciation (depreciation)	(7,101,880)
Net realized and unrealized loss	(10,645,466)
Net decrease in net assets resulting from operations	$(5,397,366)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF
OPERATIONS (Unaudited)

Six-Month Period Ended March 31, 2020

INVESTMENT INCOME:
Dividends	$66,319
Interest	4,542,106
Total investment income	4,608,425

EXPENSES:
Transfer agent and administrative fees	6,017
Fund accounting/administration fees	50,069
Professional fees	42,144
Custodian fees	17,474
Trustees' fees*	12,555
Line of credit fees	10,211
Miscellaneous	16,569
Total expenses	155,039
Less:
Earnings credits applied	(4,444)
Net expenses	150,595
Net investment income	4,457,830

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,340,848)
Swap agreements	(890,052)
Futures contracts	144,891
Forward foreign currency exchange contracts	382,693
Foreign currency transactions	14,176
Net realized loss	(3,689,140)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,911,284)
Swap agreements	2,693,083
Forward foreign currency exchange contracts	1,910,880
Foreign currency translations	(4,418)
Net change in unrealized appreciation (depreciation)	(6,311,739)
Net realized and unrealized loss	(10,000,879)
Net decrease in net assets resulting from operations	$(5,543,049)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF
OPERATIONS (Unaudited)

Six-Month Period Ended March 31, 2020

INVESTMENT INCOME:
Dividends	$26,758
Interest	1,866,485
Total investment income	1,893,243

EXPENSES:
Transfer agent and administrative fees	6,017
Fund accounting/administration fees	37,357
Professional fees	34,966
Custodian fees	18,319
Trustees' fees*	10,142
Line of credit fees	4,040
Interest expense	630
Miscellaneous	14,542
Total expenses	126,013
Less:
Earnings credits applied	(1,664)
Net expenses	124,349
Net investment income	1,768,894

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,320,413)
Swap agreements	(551)
Futures contracts	56,010
Forward foreign currency exchange contracts	126,770
Foreign currency transactions	14,267
Net realized loss	(1,123,917)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,579,061)
Swap agreements	768,719
Forward foreign currency exchange contracts	753,841
Foreign currency translations	(1,795)
Net change in unrealized appreciation (depreciation)	(3,058,296)
Net realized and unrealized loss	(4,182,213)
Net decrease in net assets resulting from operations	$(2,413,319)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II
STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,248,100	$13,764,271
Net realized loss on investments	(3,543,586)	(765,388)
Net change in unrealized appreciation (depreciation) on investments	(7,101,880)	(2,405,331)
Net increase (decrease) in net assets resulting from operations	(5,397,366)	10,593,552

Distributions to shareholders	(6,129,579)	(13,504,222)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	89,145,000	163,098,136
Distributions reinvested	4,974,246	10,733,435
Cost of shares redeemed	(209,349,205)	(210,344,007)
Net decrease from capital share transactions	(115,229,959)	(36,512,436)
Net decrease in net assets	(126,756,904)	(39,423,106)

NET ASSETS:
Beginning of period	457,685,599	497,108,705
End of period	$330,928,695	$457,685,599

CAPITAL SHARE ACTIVITY:
Shares sold	3,604,938	6,557,874
Shares issued from reinvestment of distributions	201,434	431,923
Shares redeemed	(8,478,845)	(8,452,890)
Net decrease in shares	(4,672,473)	(1,463,093)

Guggenheim Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,457,830	$11,677,047
Net realized loss on investments	(3,689,140)	(1,508,141)
Net change in unrealized appreciation (depreciation) on investments	(6,311,739)	(1,637,408)
Net increase (decrease) in net assets resulting from operations	(5,543,049)	8,531,498

Distributions to shareholders	(5,246,996)	(11,493,232)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	100,000	4,864,956
Distributions reinvested	4,935,115	10,820,089
Cost of shares redeemed	(76,993,863)	(54,620,290)
Net decrease from capital share transactions	(71,958,748)	(38,935,245)
Net decrease in net assets	(82,748,793)	(41,896,979)

NET ASSETS:
Beginning of period	384,485,573	426,382,552
End of period	$301,736,780	$384,485,573

CAPITAL SHARE ACTIVITY:
Shares sold	4,044	195,789
Shares issued from reinvestment of distributions	199,986	435,617
Shares redeemed	(3,159,084)	(2,197,069)
Net decrease in shares	(2,955,054)	(1,565,663)

Guggenheim Variable Insurance Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,768,894	$4,561,545
Net realized loss on investments	(1,123,917)	(596,503)
Net change in unrealized appreciation (depreciation) on investments	(3,058,296)	(567,352)
Net increase (decrease) in net assets resulting from operations	(2,413,319)	3,397,690

Distributions to shareholders	(1,633,793)	(5,261,125)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	18,911
Distributions reinvested	1,633,793	5,261,125
Cost of shares redeemed	(29,577,201)	(21,749,948)
Net decrease from capital share transactions	(27,943,408)	(16,469,912)
Net decrease in net assets	(31,990,520)	(18,333,347)

NET ASSETS:
Beginning of period	152,224,850	170,558,197
End of period	$120,234,330	$152,224,850

CAPITAL SHARE ACTIVITY:
Shares sold	–	–
Shares issued from reinvestment of distributions	66,249	212,746
Shares redeemed	(1,201,146)	(871,956)
Net decrease in shares	(1,134,897)	(659,210)

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$24.83	$24.98	$25.06	$24.94	$24.85	$24.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.75	.66	.56	.50	.37
Net gain (loss) on investments (realized and unrealized)	(.73)	(.17)	(.02)	.14	.09	(.05)
Total from investment operations	(.44)	.58	.64	.70	.59	.32
Less distributions from:
Net investment income	(.34)	(.72)	(.71)	(.58)	(.50)	(.37)
Net realized gains	—	(.01)	(.01)	—	—	—
Total distributions	(.34)	(.73)	(.72)	(.58)	(.50)	(.37)
Net asset value, end of period	$24.05	$24.83	$24.98	$25.06	$24.94	$24.85

Total Return[c]	(1.80)%	2.37%	2.60%	2.82%	2.40%	1.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$330,929	$457,686	$497,109	$493,831	$359,632	$354,071
Ratios to average net assets:
Net investment income (loss)	2.38%	3.01%	2.64%	2.25%	2.01%	1.50%
Total expenses[d]	0.08%	0.07%	0.06%	0.09%	0.09%	0.07%
Net expenses[d,e]	0.08%	0.07%	0.06%	0.09%	0.09%	0.07%
Portfolio turnover rate	28%	44%	57%	80%	53%	55%

a	Unaudited figures for the period ended March 31, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$24.82	$25.00	$25.04	$24.98	$24.88	$24.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.75	.66	.69	.62	.49
Net gain (loss) on investments (realized and unrealized)	(.70)	(.20)	(.01)	.07	.10	(.03)
Total from investment operations	(.41)	.55	.65	.76	.72	.46
Less distributions from:
Net investment income	(.34)	(.73)	(.68)	(.70)	(.62)	(.49)
Return of capital	—	—	(.01)	—	—	—
Total distributions	(.34)	(.73)	(.69)	(.70)	(.62)	(.49)
Net asset value, end of period	$24.07	$24.82	$25.00	$25.04	$24.98	$24.88

Total Return[c]	(1.66)%	2.24%	2.61%	3.10%	2.94%	1.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$301,737	$384,486	$426,383	$317,147	$216,737	$157,688
Ratios to average net assets:
Net investment income (loss)	2.37%	3.00%	2.66%	2.75%	2.51%	1.97%
Total expenses[d]	0.08%	0.08%	0.07%	0.12%	0.12%	0.11%
Net expenses[d,e]	0.08%	0.08%	0.07%	0.12%	0.12%	0.11%
Portfolio turnover rate	29%	43%	55%	78%	37%	33%

a	Unaudited figures for the period ended March 31, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$24.78	$25.08	$25.10	$25.01	$24.88	$24.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.73	.69	.70	.60	.49
Net gain (loss) on investments (realized and unrealized)	(.79)	(.19)	(.03)	.09	.13	(.02)
Total from investment operations	(.50)	.54	.66	.79	.73	.47
Less distributions from:
Net investment income	(.27)	(.83)	(.68)	(.70)	(.60)	(.49)
Net realized gains	—	(.01)	—	—	—	—
Total distributions	(.27)	(.84)	(.68)	(.70)	(.60)	(.49)
Net asset value, end of period	$24.01	$24.78	$25.08	$25.10	$25.01	$24.88

Total Return[c]	(2.04)%	2.21%	2.66%	3.20%	2.98%	1.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$120,234	$152,225	$170,558	$146,157	$132,278	$127,806
Ratios to average net assets:
Net investment income (loss)	2.37%	2.96%	2.74%	2.80%	2.42%	1.96%
Total expenses[d]	0.17%	0.16%	0.12%	0.15%	0.15%	0.12%
Net expenses[e]	0.17%	0.16%	0.12%	0.15%	0.15%	0.12%
Portfolio turnover rate	27%	44%	64%	76%	31%	41%

a	Unaudited figures for the period ended March 31, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At March 31, 2020, the Trust consisted of three Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded are valued at the last quoted sales price.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes.  If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day’s spreads.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-Indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of Interest on the Statements of Operations, even though principal is not received until maturity.

(c) Senior Floating Rate Interests and Loan Investments
Senior floating rate interests in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate.

Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments. The interest rate indicated is the rate in effect at March 31, 2020.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interests in When-Issued Securities
The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Swap Agreements
Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Forward Foreign Currency Exchange Contracts
The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(h) Currency Translations
The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Security Transactions
Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset backed securities and senior and unsubordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statements of Operations at the end of the commitment period.

(j) Distributions
Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(k) Expenses
Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(l) Earnings Credits
Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2020, are disclosed in the Statements of Operations.

(m) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.08% at March 31, 2020.

(n) Indemnifications
Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives
As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not been able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return swap, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Guggenheim Strategy Fund II	Income	$2,061,970	$12,979,015
Guggenheim Strategy Fund III	Income	1,393,264	11,244,638
Guggenheim Variable Insurance Strategy Fund III	Income	555,286	4,612,638

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds' use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Guggenheim Strategy Fund II	Hedge	$1,788,500	$30,580,167
Guggenheim Strategy Fund III	Hedge	1,437,000	31,962,000
Guggenheim Variable Insurance Strategy Fund III	Hedge	747,500	8,114,167

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds' use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Guggenheim Strategy Fund II	Hedge	$–	$72,205,000
Guggenheim Strategy Fund III	Hedge	–	58,856,667
Guggenheim Variable Insurance Strategy Fund III	Hedge	–	23,538,333

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds' use, and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Guggenheim Strategy Fund II	Hedge, Income	$20,774,812	$80,727,742
Guggenheim Strategy Fund III	Hedge, Income	15,440,541	65,071,873
Guggenheim Variable Insurance Strategy Fund III	Hedge, Income	5,848,697	23,710,817

Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2020:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Credit/Interest Rate contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2020:

Asset Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2020
Guggenheim Strategy Fund II	$93,183	$1,130	$5,601,628	$5,695,941
Guggenheim Strategy Fund III	–	912	4,686,666	4,687,578
Guggenheim Variable Insurance Strategy Fund III	–	363	1,810,903	1,811,266

Liability Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2020
Guggenheim Strategy Fund II	$16,752	$–	$2,055,951	$2,072,703
Guggenheim Strategy Fund III	–	–	1,351,781	1,351,781
Guggenheim Variable Insurance Strategy Fund III	–	–	515,264	515,264

* Includes cumulative appreciation (depreciation) of OTC swap agreements as reported on the Schedules of Investments.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended March 31, 2020:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Credit/Interest Rate contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2020:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Interest Rate Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Forward Foreign Currency Exchange Risk	Total
Guggenheim Strategy Fund II	$168,029	$(1,417,661)	$978,517	$354,842	$83,727
Guggenheim Strategy Fund III	144,891	(1,824,509)	934,457	382,693	(362,468)
Guggenheim Variable Insurance Strategy Fund III	56,010	(372,262)	371,711	126,770	182,229

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Swaps Credit Risk	Forward Foreign Currency Exchange Risk	Total
Guggenheim Strategy Fund II	$1,583,174	$1,176,824	$1,825,046	$4,585,044
Guggenheim Strategy Fund III	1,746,492	946,591	1,910,880	4,603,963
Guggenheim Variable Insurance Strategy Fund III	392,434	376,285	753,841	1,522,560

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting
In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Guggenheim Strategy Fund II	Total return swap agreements	$94,313	$—	$94,313	$—	$(94,313)	$—
	Forward foreign currency exchange contracts	5,601,628	—	5,601,628	(2,055,951)	(3,036,895)	508,782
Guggenheim Strategy Fund III	Forward foreign currency exchange contracts	4,686,666	—	4,686,666	(1,196,692)	(3,359,619)	130,355
	Total return swap agreements	912	—	912	—	—	912
Guggenheim Variable Insurance Strategy Fund III	Forward foreign currency exchange contracts	1,810,903	—	1,810,903	(478,111)	(917,525)	415,267
	Total return swap agreements	363	—	363	—	—	363

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Guggenheim Strategy Fund II	Total return swap agreements	$16,752	$—	$16,752	$—	$—	$16,752
	Forward foreign currency exchange contracts	2,055,951	—	2,055,951	(2,055,951)	—	—
Guggenheim Strategy Fund III	Forward foreign currency exchange contracts	1,351,781	—	1,351,781	(1,196,692)	(155,089)	—
Guggenheim Variable Insurance Strategy Fund III	Forward foreign currency exchange contracts	515,264	—	515,264	(478,111)	—	37,153

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments and repurchase agreements as of March 31, 2020.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Guggenheim Strategy Fund II	Barclays Bank plc	Forward foreign currency exchange contracts	$–	$270,000
	Bank of America, N.A.	Forward foreign currency exchange contracts, Total return swap agreements	–	335,000
	Citibank N.A., New York	Forward foreign currency exchange contracts	–	2,360,000
	Morgan Stanley Capital Services LLC	Forward foreign currency exchange contracts	–	400,000
	Societe Generale	Repurchase agreements	–	3,617,000
Guggenheim Strategy Fund II Total			–	6,982,000
Guggenheim Strategy Fund III	Barclays Bank plc	Forward foreign currency exchange contracts	–	260,000
	Bank of America, N.A.	Forward foreign currency exchange contracts	200,000	–
	Citibank N.A., New York	Forward foreign currency exchange contracts	–	2,200,000
	Goldman Sachs International	Forward foreign currency exchange contracts	–	350,000
	JP Morgan Chase Bank, N.A.	Forward foreign currency exchange contracts	–	560,000
	Morgan Stanley Capital Services LLC	Forward foreign currency exchange contracts	–	350,000
	Societe Generale	Repurchase agreements	–	3,481,000
Guggenheim Strategy Fund III Total			200,000	7,201,000
Guggenheim Variable Insurance Strategy Fund III	Citibank N.A., New York	Forward foreign currency exchange contracts	–	820,000
	Goldman Sachs International	Forward foreign currency exchange contracts	–	260,000
	Societe Generale	Repurchase agreements	–	1,561,000
Guggenheim Variable Insurance Strategy Fund III Total			–	2,641,000

Note 4 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements
Under the terms of an investment advisory contract, the Funds do not pay GI investment advisory fees.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended March 31, 2020 the Funds did not waive fees or reimburse other expenses.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Guggenheim Strategy Fund II	$348,205,241	$6,031,694	$(14,300,843)	$(8,269,149)
Guggenheim Strategy Fund III	318,532,439	5,005,265	(12,561,310)	(7,556,045)
Guggenheim Variable Insurance Strategy Fund III	127,125,460	1,927,636	(5,286,616)	(3,358,980)

Note 7 – Securities Transactions
For the period ended March 31, 2020, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund II	$92,607,867	$172,547,306
Guggenheim Strategy Fund III	80,805,427	143,322,595
Guggenheim Variable Insurance Strategy Fund III	30,815,106	54,202,521

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2020, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Guggenheim Strategy Fund II	$1,578,714	$–	$–
Guggenheim Strategy Fund III	1,478,328	–	–
Guggenheim Variable Insurance Strategy Fund III	200,772	–	–

Note 8 – Line of Credit
The Trust, along with other affiliated trusts, secured a 364-day committed, $1,205,000,000 line of credit from Citibank, N.A., which was in place through October 4, 2019, at which time the line of credit was renewed with an increased commitment amount of $1,230,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2020.

Note 9 – Reverse Repurchase Agreements
Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2020, the Funds entered into reverse repurchase agreements as follows:

Fund	Number of Days Outstanding	Balance at March 31, 2020	Average Balance Outstanding	Average Interest Rate
Guggenheim Strategy Fund II	2	$—*	$1,214,072	1.47%
Guggenheim Variable Insurance Strategy Fund III	4	—*	3,540,101	1.63%

* As of March 31, 2020, there were no open reverse repurchase agreements.

Note 10 - Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “2017 ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The 2017 ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity.

As of October 1, 2019, the Funds have fully adopted the provisions of the 2017 ASU which were applied through a modified retrospective transition approach, as prescribed. The adoption resulted in a cumulative effect adjustment to reduce amortized cost and increase unrealized appreciation of investments for the affected Funds in the following amounts:

Fund	Cumulative Effect Adjustments
Guggenheim Strategy Fund II	$ 52,743
Guggenheim Strategy Fund III	36,909
Guggenheim Variable Insurance Strategy Fund III	17,591

The adoption had no impact on total distributable earnings (loss), net assets, the current period results from operations, or any prior period information presented in the financial statements.

Note 11 - COVID-19 and Recent Developments
The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

Note 12 – Subsequent Events
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds' financial statements.

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds' voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at https://www.sec.gov. The Funds' Forms N-PORT and N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2013	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	157	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	156	Current: Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Donald A. Chubb, Jr. (1946)	Trustee and Chair of the Valuation Oversight Committee	Since 2013	Current: Retired Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	156	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chair of the Audit Committee	Since 2013	Current: President, Washburn University (1997-present).	156	Current: CoreFirst Bank & Trust (2000-present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III (1946)	Trustee and Chair of the Contracts Review Committee	Since 2013	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	156	Former: Zincore Metals, Inc. (2009-2019).
Thomas F. Lydon, Jr. (1960)	Trustee and Vice Chair of the Contracts Review Committee	Since 2019	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	156	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2013	Current: Partner, Momkus LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	157
Current: PPM Funds (9) (2018 - present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

Sandra G. Sponem (1958)	Trustee	Since 2019	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	156	Current: SPDR Series Trust (78) (2018-present); SPDR Index Shares Funds (31) (2018-present); SSGA Active Trust (12) (2018-present); and SSGA Master Trust (1) (2018-present).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2013
Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).
				156
Former: Western
Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

Interested Trustee:
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2013 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	156	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***
Each Trustee also serves on the boards of trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Funds and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the board of trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

Officers

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years

Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2013
Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017
Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

William Rehder (1967)	Assistant Vice President	Since 2018	Current: Managing Director, Guggenheim Investments (2002-present).
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2013
Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017
Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. ("HGINA"), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

•	We use your information in connection with servicing your accounts.

•	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

•	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

•	We use information for security purposes. We may use your information to protect our company and our customers.

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We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

•	We use information as otherwise permitted by law, as we may notify you.

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Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

Item 2.  Code of Ethics.
Not required at this time.

Item 3.  Audit Committee Financial Expert.
Not required at this time.

Item 4.  Principal Accountant Fees and Services.
Not required at this time.

Item 5.  Audit Committee of Listed Registrants.
Not Applicable.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.  Exhibits.
(a)(1)  Not Applicable.
 (a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(b)     Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Guggenheim Strategy Funds Trust
By:                    /s/ Brian E. Binder
Name: Brian E. Binder
Title:     President and Chief Executive Officer
 Date: May 29, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:                    /s/ Brian E. Binder
Name: Brian E. Binder
Title: President and Chief Executive Officer
Date: May 29, 2020
By:                    /s/ John L. Sullivan
Name: John L. Sullivan
Title: Chief Financial Officer, Chief Accounting Officer and Treasurer
Date: May 29, 2020